1933 Act No. 333-37227
                                                       1940 Act No. 811-08405


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 25                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 26                                                       [X]


                       EVERGREEN SELECT MONEY MARKET TRUST
             (Exact Name of Registrant as Specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200

                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801

                     (Name and Address of Agent for Service)


It is proposed  that this filing will become  effective:
[X] immediately  upon filing  pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after  filing  pursuant to  paragraph (a)(1)
[ ] on [date] pursuant to  paragraph (a)(1)
[ ] 75 days after  filing  pursuant to  paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)

                       EVERGREEN SELECT MONEY MARKET TRUST

                                   CONTENTS OF

                         POST-EFFECTIVE AMENDMENT NO. 25
                                       to

                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 25 to Registrant's Registration Statement No. 333-37227/811-08405 consists of the following pages, items of information and documents:

                                The Facing Sheet

                                     PART A
                                     ------

     Prospectuses for Administrative, Institutional, Institutional Service,
         Investor, Participant, Reserve and Resource shares of Evergreen
          Prime Cash Management Money Market Fund, as supplemented from time to time, are contained herein.

                 Prospectus for SNAP Fund, as supplemented from time to time, is contained in Post-Effective Amendment No. 24 to
     Registration Statement Nos. 333-37227/811-08405 filed on October 25, 2002 and is incorporated by reference herein.

     Prospectuses for Administrative, Institutional, Institutional Service,
         Investor, Participant, Reserve and Resource shares of Evergreen
        Cash Management Money Market Fund, Evergreen Institutional Money
       Market Fund, Evergreen Institutional Municipal Money Market Fund,
  Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Institutional 100% Treasury
    Money Market Fund (Institutional and Institutional Services shares only), as supplemented from time to time, are contained in Post-Effective Amendment No. 23 to Registration Statement Nos. 333-37227/811-08405 filed on June 28, 2002 and are incorporated by reference herein.

        Prospectus for USAA Asset Management Account including Evergreen Institutional Money Market Fund and Evergreen Institutional Municipal
   Money Market Fund (Institutional Service shares only), as supplemented from time to time, is contained in Post-Effective Amendment No. 23 to Registration Statement Nos. 333-37227/811-08405 filed on
             June 28, 2002 and is incorporated by reference herein.

      Prospectuses (4) for USAA Investment Management Company for Evergreen Institutional Money Market Fund (Participant shares only), Evergreen
 Institutional Municipal Money Market Fund (Participant shares only), Evergreen
    Institutional Money Market Fund (Institutional shares only) and Evergreen
                  Institutional Money Market Fund and Evergreen
            Institutional Municipal Money Market Fund (Institutional
            Service shares only) , as supplemented from time to time, are contained in Post-Effective Amendment No. 23 to Registration Statement
             Nos. 333-37227/811-08405 filed on June 28, 2002 and are
                       incorporated by reference herein.


                                     PART B
                                     ------

          Statement of Additional Information for Evergreen Prime Cash
               Management Money Market Fund is contained herein.

                Statement of Additional Information for SNAP Fund
               is contained in Post-Effective Amendment No. 24 to Registration Statement Nos. 333-37227/811-08405 filed on October 25, 2002 and is incorporated by reference herein.

       Statement of Additional Information for Evergreen Cash Management
     Money Market Fund, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional
      Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund
is contained in  Post-Effective Amendment No. 23 to Registration Statement Nos.
     333-37227/811-08405 filed on June 28, 2002 and is incorporated by reference herein.

                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                      PROSPECTUS FOR ADMINISTRATIVE SHARES

                EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND

Prospectus, April 1, 2003

Evergreen Institutional Money Market Funds

Evergreen Prime Cash Management Money Market Fund

Administrative shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Fund's Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose the Share Class That Best Suits You
How to Buy Shares
How to Redeem Shares
The Tax Consequences of Investing in the Fund
Fees and Expenses of the Fund
Other Fund Practices

     In general, the Fund included in this prospectus seeks to provide investors with current income consistent with stability of principal and liquidity.

Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Prime Cash Management Money Market Fund

typically relies on a combination of the following strategies:

o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please  remember  that an  investment  in a mutual fund is:
o        not guaranteed to achieve its investment goal;
o        not a deposit with a bank;
o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o        subject to investment risks.

     Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:
Current Income
Stability of Principal
Liquidity

Principal Investment:
Money Market Instruments

Class of Shares
Offered in this
Prospectus:
Administrative

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests exclusively in money market instruments (high quality, short-term debt securities). Money market instruments include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days. Other factors the portfolio manager will consider in selecting portfolio securities include the shape of various yield curves and relative duration.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each calendar year since the Institutional shares' inception on 12/2/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%) 1

==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
              4.24        5.96         5.42        5.57         5.49        5.11         6.43        4.21        1.75
==============================================================================================================================

================================================================================

Best Quarter:       4th Quarter 2000               + 1.65 %1
================================================================================
================================================================================

Worst Quarter:      4th Quarter 2002               + 0.40 %1
================================================================================

     The next table lists the Fund's average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
                     Inception Date of Class           1 year    5 year    10 year     Performance Since 12/2/1993
==============================================================================================================================
Institutional        12/2/1993                         1.75 %    4.59 %    N/A         4.89 %
==============================================================================================================================

1. Since Administrative shares have no previous operating history, the performance shown is for Institutional shares which are not offered in this prospectus. The performance of each class will differ only to the extent that the classes do not have the same expenses. Historical returns shown above do not include the effects of 12b-1 fees. The 12b-1 fees are 0.05% for Administrative shares. Institutional shares do not pay a 12b-1 fee. If Administrative shares had been in existence for the periods presented above, its total returns would have been lower. Historical performance shown for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 2/28/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management    12b-1     Other        Total Fund Operating Expenses        Total Fund Operating Expenses (After
              Fees          Fees      Expenses     (Before Waiver)                      Waiver) 2
==============================================================================================================================
Administrative0.30 %        0.05 %    0.08 %       0.43 %                               0.28 %
==============================================================================================================================

2. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in June 2003 in order to limit Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Operating Expenses (After Waiver) listed above.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5%
average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================
After:                                                    Administrative
================================================================================
1 year                                                    $ 29
================================================================================
3 years                                                   $ 123
================================================================================
5 years                                                   $ 226
================================================================================
10 years                                                  $ 528
================================================================================

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 11/30/2002, the aggregate advisory fee paid to the investment advisor by the Fund was 0.10% of the Fund's average daily net assets.

CALCULATING THE SHARE PRICE

The value of one share of the Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open at 5:00 p.m. Eastern time. The Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by the Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 5 p.m. Eastern time on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Fund offers seven different share classes. Administrative shares are offered in this prospectus.

Administrative shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Administrative shares incur an annual 12b-1 fee of 0.05% of the average daily net assets of the class for personal service rendered to shareholders and/or the maintenance of accounts.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

HOW TO BUY SHARES

The Fund is intended for investment primarily by institutional customers of banks, certain broker-dealers and other financial institutions. It is expected that the Fund may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System
(ACH) payments will not be accepted.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses.
Accordingly, the Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Fund's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Evergreen funds may consider an investor's trading history in the Fund, and accounts under common ownership or control.

==============================================================================================================================
Method          Opening an Account              Adding to an Account
==============================================================================================================================
                o  Call 1.800.847.5397          o Call your investment professional or call Evergreen funds directly at
By Phone           to set up an account           1.800.847.5397. 1
or Wire            and get wiring
                   instructions.
==============================================================================================================================
                o  Complete an account          o You can make an additional investment by exchange from your account in one
By                 application and mail           or more of the Institutional Money Market Funds by contacting your
Exchange           to:                            investment professional. 2
                                                o You can only exchange shares within the same class of the Institutional
                   Postal Service                 Money Market Funds.
                   Address:                     o There is no sales charge or redemption fee when exchanging funds within any of the Institutional Money Market Funds.
                                                o Exchanges between accounts which do not have identical ownership must be
                   Evergreen Funds                made in writing with a signature guarantee. (See "Exceptions: Redemption
                   P.O. Box 8400                  Requests That Require A Signature Guarantee" on the next page.)
                   Boston, MA
                   02266-8400

                   Overnight Address:

                   Evergreen Funds
                   66 Brooks Drive,
                   Suite 8400
                   Braintree, MA
                   02184-3800
==============================================================================================================================

1. Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen Funds. NAV calculation time for the Fund is 5:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank designated on your account application.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses.
Accordingly, the Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Fund's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Evergreen funds may consider an investor's trading history in the Fund, and accounts under common ownership or control.

==============================================================================================================================
Methods               Requirements
==============================================================================================================================
                      o Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between
Call Us 1               8 a.m. and 6 p.m. Eastern time, on any business day. 2
                      o All  telephone  calls  are  recorded  and  may be
                        monitored  for  your   protection.   We  are  not
                        responsible  for  acting on  telephone  orders we
                        believe are genuine.
                      o See "Exceptions: Redemption Requests That Require
                        a Signature  Guarantee"  below for requests  that
                        must be  made  in  writing  with  your  signature
                        guaranteed.
==============================================================================================================================
                      o You can mail a redemption request to:
Write Us
                        Postal Service Address:
                               Evergreen Funds
                               P.O. Box 8400
                               Boston, MA 02266-8400

                        Overnight Address:
                               Evergreen Funds
                               66 Brooks Drive, Suite 8400
                               Braintree, MA 02184-3800

                      o Your letter of instructions must:
                        |X|      list the Fund name and the account number
                        |X|      indicate the number of shares or dollar value you wish to redeem
                        |X|      be signed by the registered owner(s).
                      o See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
                      o You may also  redeem  your  shares  by  contacting  your investment professional.
Redeem Your Shares    o A fee may be charged for this service.
in Person
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with Evergreen Distributor, Inc. ("EDI"). The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o Redemption requests should be placed as early in the day as possible and advance notice of large redemptions provided to Evergreen funds at 1-800-847-5397.

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:

o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund generally declares dividends on each business day and pays dividends monthly. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. The Fund also includes short-term capital gains in its net realized capital gains, if any, and does not expect to realize any long-term gains or losses. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Fund.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Fund.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Administrative shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.05% of the Administrative shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct  proportion  to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

OTHER FUND PRACTICES

Please consult the SAI for more information regarding other investment practices used by the Fund, including risks.

Evergreen Funds

Institutional Money Market Funds

Cash Management Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds

California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds

Connecticut  Municipal Bond Fund
Evergreen Offit California  Municipal Bond Fund
Evergreen Offit New York Municipal Bond Fund
Florida High Income  Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina  Municipal  Bond Fund
Pennsylvania  Municipal  Bond Fund
South  Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds

Evergreen Offit National Municipal Bond Fund
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds

Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund

Intermediate and Long Term Bond Funds

Core Bond Fund
Diversified Bond Fund
Evergreen Offit High Yield Fund
Evergreen Offit Mortgage Securities Fund
Evergreen Offit U.S. Government Securities Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds

Asset Allocation Fund
Balanced Fund
Foundation Fund
Select Balanced Fund

Domestic Equity Funds I

Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen  Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Select  Small Cap Growth  Fund
Select  Strategic  Growth  Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II

Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Merger & Acquisition Fund
Mid Cap Value Fund
Small Cap Value Fund
Small Cap Value Fund II
Special Values Fund
Strategic Value Fund
Value Fund

Sector Funds

Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Tax Strategic Funds

Tax Strategic Equity Fund
Tax Strategic Foundation Fund

Global and International Funds

Emerging Markets Growth Fund
Evergreen Offit Emerging Markets Bond Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Precious Metals Fund

Evergreen Express Line
     Call 1.800.346.3858
     24 hours a day to
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares


Shareholder/Investor Services
     Call  1.800.343.2898  (or  1.800.847.5397  for  clients  with  more than $1 million in assets)
     Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account
o        obtain a Fund's current yield information


Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1.800.343.2888
     Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter
     Evergreen Funds
     P.O. Box 8400
     Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence


For express, registered or certified mail
     Evergreen Funds
     66 Brooks Drive, Suite 8400
     Braintree, MA 02184-3800

Visit us on-line
     EvergreenInvestments.com

Regular communications you will receive

Account  Statements -- You will receive  quarterly  statements for each Fund you
invest  in.  Please  review  and  promptly   notify   Evergreen   funds  of  any
inaccuracies.

Confirmation Notices -- A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns as well as the Evergreen Tax Information Guide.

     For More Information About Evergreen Prime Cash Management Money Market Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

                                                               565649 RV0 (4/03)
                                                         SEC File No.: 811-08405

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                      PROSPECTUS FOR INSTITUTIONAL SHARES

                EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND

Prospectus, April 1, 2003

Evergreen Institutional Money Market Funds

Evergreen Prime Cash Management Money Market Fund

Institutional shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Fund's Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose  the Share  Class  That Best  Suits You
How to Buy  Shares
How to Redeem Shares
The Tax Consequences of Investing in the Fund
Fees and Expenses of the Fund
Financial Highlights
Other Fund Practices

     In general, the Fund included in this prospectus seeks to provide investors with current income consistent with stability of principal and liquidity. Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Prime Cash Management Money Market Fund

typically relies on a combination of the following strategies:

o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please  remember  that an  investment  in a mutual fund is:
o        not guaranteed to achieve its investment goal;
o        not a deposit with a bank;
o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o        subject to investment risks.

     Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:
Current Income
Stability of Principal
Liquidity

Principal Investment:
Money Market Instruments

Class of Shares
Offered in this
Prospectus:
Institutional

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EPRXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests exclusively in money market instruments (high quality, short-term debt securities). Money market instruments include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days. Other factors the portfolio manager will consider in selecting portfolio securities include the shape of various yield curves and relative duration.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each calendar year since the Institutional shares' inception on 12/2/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%) 1

==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
              4.24        5.96         5.42        5.57         5.49        5.11         6.43        4.21        1.75
==============================================================================================================================

================================================================================
Best Quarter:              4th Quarter 2000                + 1.65 %1
================================================================================
Worst Quarter:             4th Quarter 2001                + 0.67 %1
================================================================================

The next table lists the Fund's average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
                     Inception Date of Class           1 year    5 year    10 year     Performance Since 12/2/1993
==============================================================================================================================
Institutional        12/2/1993                         1.75 %    4.59 %    N/A         4.89 %
==============================================================================================================================

1. Historical performance shown for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 11/30/2002.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
              Management   12b-1     Other        Total Fund Operating Expenses         Total Fund Operating Expenses (After
              Fees         Fees      Expenses     (Before Waiver)                       Waiver) 2
==============================================================================================================================
Institutional 0.30 %       0.00 %    0.08 %       0.38 %                                0.18 %
==============================================================================================================================

2. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in June 2002 in order to limit the Fund's Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Fund Operating Expenses (After Waiver) listed above.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5%
average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower. Example of Fund Expenses

================================================================================
After:                              Institutional
================================================================================
1 year                              $ 18
================================================================================
3 years                             $ 102
================================================================================
5 years                             $ 193
================================================================================
10 years                            $ 461
================================================================================

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 11/30/2002, the aggregate advisory fee paid to the investment advisor by the Fund was 0.10% of the Fund's average daily net assets.

CALCULATING THE SHARE PRICE

The value of one share of the Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open at 5:00 p.m. Eastern time. The Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by the Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 5 p.m. Eastern time on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Fund offers seven different share classes. Institutional shares are offered in this prospectus.

Institutional shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

HOW TO BUY SHARES

The Fund is intended for investment primarily by institutional customers of banks, certain broker-dealers and other financial institutions. It is expected that the Fund may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen Funds. NAV calculation time for the Fund is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System
(ACH) payments will not be accepted.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses.
Accordingly, the Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Fund's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Evergreen funds may consider an investor's trading history in the Fund, and accounts under common ownership or control.

==============================================================================================================================
Method          Opening an Account              Adding to an Account
==============================================================================================================================
                o  Call 1.800.847.5397          o Call your investment professional or call Evergreen funds directly at
By Phone           to set up an account           1.800.847.5397. 1
or Wire            and get wiring
                   instructions.
==============================================================================================================================
                o  Complete an account          o You can make an additional investment by exchange from your account in one
By                 application and mail           or more of the Institutional Money Market Funds by contacting your
Exchange           to:                            investment professional. 2
                                                o You can only exchange shares within the same class of the Institutional
                   Postal Service                 Money Market Funds.
                   Address:                     o There is no sales charge or redemption fee when exchanging funds within any of the Institutional Money Market Funds.
                                                o Exchanges between accounts which do not have identical ownership must be
                   Evergreen Funds                made in writing with a signature guarantee. (See "Exceptions: Redemption
                   P.O. Box 8400                  Requests That Require A Signature Guarantee" on the next page.)
                   Boston, MA
                   02266-8400

                   Overnight Address:

                   Evergreen Funds
                   66 Brooks Drive,
                   Suite 8400
                   Braintree, MA
                   02184-3800
==============================================================================================================================

1. Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen Funds. NAV calculation time for the Fund is 5:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses.
Accordingly, the Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Fund's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Evergreen funds may consider an investor's trading history in the Fund, and accounts under common ownership or control.

==============================================================================================================================
Methods               Requirements
==============================================================================================================================
                      o Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between
Call Us 1               8 a.m. and 6 p.m. Eastern time, on any business day. 2
                      o All  telephone  calls  are  recorded  and  may be
                        monitored  for  your   protection.   We  are  not
                        responsible  for  acting on  telephone  orders we
                        believe are genuine.
                      o See "Exceptions: Redemption Requests That Require
                        a Signature  Guarantee"  below for requests  that
                        must be  made  in  writing  with  your  signature
                        guaranteed.
==============================================================================================================================
                      o You can mail a redemption request to:
Write Us
                        Postal Service Address:
                               Evergreen Funds
                               P.O. Box 8400
                               Boston, MA 02266-8400

                        Overnight Address:
                               Evergreen Funds
                               66 Brooks Drive, Suite 8400
                               Braintree, MA 02184-3800

                      o Your letter of instructions must:
                        |X|      list the Fund name and the account number
                        |X|      indicate the number of shares or dollar value you wish to redeem
                        |X|      be signed by the registered owner(s).
                      o See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
                      o You may also  redeem  your  shares  by  contacting  your investment professional.
Redeem Your Shares    o A fee may be charged for this service.
in Person
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with Evergreen Distributor, Inc. ("EDI"). The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o Redemption requests should be placed as early in the day as possible and advance notice of large redemptions provided to Evergreen funds at 1-800-847-5397.

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:

o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund generally declares dividends on each business day and pays dividends monthly. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. The Fund also includes short-term capital gains in its net realized capital gains, if any, and does not expect to realize any long-term gains or losses. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Fund.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Fund.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct  proportion  to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one Institutional share of the Fund--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The table for the Fund for the year ended November 30, 2002 has been derived from financial information audited by KPMG LLP, the Fund's independent auditors. The tables for the Fund for periods ended prior to November 30, 2001 have been derived from financial information audited by the Fund's previous independent auditors. For a more complete picture of the Fund's financial statements, please see the Fund's Annual Report as well as the SAI. Prime Cash Management Money Market Fund

==============================================================================================================================
                                                  Year Ended November 30,
==============================================================================================================================
                                                  2002 1         2001           2000            1999           1998
==============================================================================================================================
CLASS I
==============================================================================================================================
Net asset value, beginning of period              $ 1.00         $ 1.00         $ 1.00          $ 1.00         $ 1.00
==============================================================================================================================
Income from investment operations
==============================================================================================================================
Net investment income                             0.02           0.04           0.06            0.05           0.05
==============================================================================================================================

==============================================================================================================================
Distributions to shareholders from
==============================================================================================================================
Net investment income                             - 0.02         - 0.04         - 0.06          - 0.05         - 0.05
==============================================================================================================================

==============================================================================================================================
Net asset value, end of period                    $ 1.00         $ 1.00         $ 1.00          $ 1.00         $ 1.00
==============================================================================================================================
Total return                                      1.83 %         4.58 %         6.35 %          5.05 %         5.54 %
==============================================================================================================================
Ratios and supplemental data
==============================================================================================================================
Net assets, end of period (thousands)             $ 1,716,949    $ 2,301,135    $ 1,752,274     $ 1,710,005    $ 1,829,211
==============================================================================================================================
Ratios to average net assets
==============================================================================================================================
Expenses 2                                        0.18 %         0.18 %         0.18 %          0.18 %         0.18 %
==============================================================================================================================
Net investment income                             1.80 %         4.49 %         6.17 %          4.93 %         5.40 %
==============================================================================================================================

1. On June 7, 2002, Evergreen Prime Cash Management Money Market Fund acquired the net assets of Wachovia Prime Cash Management Fund ("Wachovia Fund"). Wachovia Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 10, 2002 are those of Wachovia Fund.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

OTHER FUND PRACTICES

Please consult the SAI for more information regarding other investment practices used by the Fund, including risks.

Institutional Money Market Funds

Cash Management Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds

California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds

Connecticut  Municipal Bond Fund
Evergreen Offit California  Municipal Bond Fund
Evergreen Offit New York Municipal Bond Fund
Florida High Income  Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina  Municipal  Bond Fund
Pennsylvania  Municipal  Bond Fund
South  Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds

Evergreen Offit National Municipal Bond Fund
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds

Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund

Intermediate and Long Term Bond Funds

Core Bond Fund
Diversified Bond Fund
Evergreen Offit High Yield Fund
Evergreen Offit Mortgage Securities Fund
Evergreen Offit U.S. Government Securities Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds

Asset Allocation Fund
Balanced Fund
Foundation Fund
Select Balanced Fund

Domestic Equity Funds I

Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen  Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Select  Small Cap Growth  Fund
Select  Strategic  Growth  Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II

Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Merger & Acquisition Fund
Mid Cap Value Fund
Small Cap Value Fund
Small Cap Value Fund II
Special Values Fund
Strategic Value Fund
Value Fund

Sector Funds

Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Tax Strategic Funds

Tax Strategic Equity Fund
Tax Strategic Foundation Fund

Global and International Funds

Emerging Markets Growth Fund
Evergreen Offit Emerging Markets Bond Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Precious Metals Fund

Evergreen Express Line
     Call 1.800.346.3858
     24 hours a day to
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares


Shareholder/Investor Services
     Call  1.800.343.2898  (or  1.800.847.5397  for  clients  with  more than $1 million in assets)
     Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account
o        obtain a Fund's current yield information


Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1.800.343.2888
     Monday-Friday, 8 a.m. to 6 p.m. Eastern time


Write us a letter
     Evergreen Funds
     P.O. Box 8400
     Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence


For express, registered or certified mail
     Evergreen Funds
     66 Brooks Drive, Suite 8400
     Braintree, MA 02184-3800

Visit us on-line
     EvergreenInvestments.com

Regular communications you will receive

Account  Statements -- You will receive  quarterly  statements for each Fund you
invest  in.  Please  review  and  promptly   notify   Evergreen   funds  of  any
inaccuracies.

Confirmation Notices -- A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns as well as the Evergreen Tax Information Guide.

For More Information About Evergreen Prime Cash Management Money Market Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-847-5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

                                                               560944 RV2 (4/03)
                                                         SEC File No.: 811-08405

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                   PROSPECTUS FOR INSTITUTIONAL SERVICE SHARES

                EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND

Prospectus, April 1, 2003

Evergreen Institutional Money Market Funds

Evergreen Prime Cash Management Money Market Fund

Institutional Service shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Fund's Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose the Share Class That Best Suits You
How to Buy Shares
How to Redeem Shares
The Tax Consequences of Investing in the Fund
Fees and Expenses of the Fund
Other Fund Practices

In general,

the Fund included in this prospectus seeks to provide investors with current income consistent with stability of principal and liquidity.

Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Prime Cash Management Money Market Fund

typically relies on a combination of the following strategies:

o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please  remember  that an  investment  in a mutual fund is:
o        not guaranteed to achieve its investment goal;
o        not a deposit with a bank;
o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o        subject to investment risks.

     Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:
Current Income
Stability of Principal
Liquidity

Principal Investment:
Money Market Instruments

Class of Shares Offered in this Prospectus:
Institutional Service

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests exclusively in money market instruments (high quality, short-term debt securities). Money market instruments include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days. Other factors the portfolio manager will consider in selecting portfolio securities include the shape of various yield curves and relative duration.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each calendar year since the Institutional shares' inception on 12/2/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%) 1

==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
              4.24        5.96         5.42        5.57         5.49        5.11         6.43        4.21        1.75
==============================================================================================================================

================================================================================
Best Quarter:          4th Quarter 2000              + 1.65 %1
================================================================================
Worst Quarter:         4th Quarter 2002              + 0.40 %1
================================================================================

The next table lists the Fund's average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
                     Inception Date of Class           1 year    5 year    10 year     Performance Since 12/2/1993
==============================================================================================================================
Institutional        12/2/1993                         1.75 %    4.59 %    N/A         4.89 %
==============================================================================================================================

1. Since Institutional Service shares have no previous operating history, the performance shown is for Institutional shares which are not offered in this prospectus. The performance of each class will differ only to the extent that the classes do not have the same expenses. Historic returns shown above do not include the effects of 12b-1 fees. The 12b-1 fees are 0.25% for Institutional Service shares. Institutional shares do not pay a 12b-1 fee. If Institutional Service shares had been in existence for the periods presented above, its total returns would have been lower. Historical performance shown for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 2/28/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
                   Management   12b-1     Other       Total Fund Operating Expenses       Total Fund Operating Expenses
                   Fees         Fees      Expenses    (Before Waiver)                     (After Waiver) 2
==============================================================================================================================
Institutional      0.30 %       0.25 %    0.08 %      0.63 %                              0.48 %
Service
==============================================================================================================================

2. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in June 2003 in order to limit Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Operating Expenses (After Waiver) listed above.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5%
average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower. Example of Fund Expenses

================================================================================
After:                                             Institutional Service
================================================================================
1 year                                             $ 49
================================================================================
3 years                                            $ 187
================================================================================
5 years                                            $ 336
================================================================================
10 years                                           $ 772
================================================================================

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 11/30/2002, the aggregate advisory fee paid to the investment advisor by the Fund was 0.10% of the Fund's average daily net assets.

CALCULATING THE SHARE PRICE

The value of one share of the Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open at 5:00 p.m. Eastern time. The Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by the Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 5 p.m. Eastern time on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Fund offers seven different share classes. Institutional Service shares are offered in this prospectus.

Institutional Service shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional Service shares incur an annual 12b-1 fee of 0.25% of the average daily net assets of the class for personal service rendered to shareholders and/or the maintenance of accounts.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

HOW TO BUY SHARES

The Fund is intended for investment primarily by institutional customers of banks, certain broker-dealers and other financial institutions. It is expected that the Fund may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System
(ACH) payments will not be accepted.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses.
Accordingly, the Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Fund's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Evergreen funds may consider an investor's trading history in the Fund, and accounts under common ownership or control.

==============================================================================================================================
Method          Opening an Account              Adding to an Account
==============================================================================================================================
                o  Call 1.800.847.5397          o Call your investment professional or call Evergreen funds directly at
By Phone           to set up an account           1.800.847.5397. 1
or Wire            and get wiring
                   instructions.
==============================================================================================================================
                o  Complete an account          o You can make an additional investment by exchange from your account in one
By                 application and mail           or more of the Institutional Money Market Funds by contacting your
Exchange           to:                            investment professional. 2
                                                o You can only exchange shares within the same class of the Institutional
                   Postal Service                 Money Market Funds.
                   Address:                     o There is no sales charge or redemption fee when exchanging funds within any of the Institutional Money Market Funds.
                                                o Exchanges between accounts which do not have identical ownership must be
                   Evergreen Funds                made in writing with a signature guarantee. (See "Exceptions: Redemption
                   P.O. Box 8400                  Requests That Require A Signature Guarantee" on the next page.)
                   Boston, MA
                   02266-8400

                   Overnight Address:

                   Evergreen Funds
                   66 Brooks Drive,
                   Suite 8400
                   Braintree, MA
                   02184-3800
==============================================================================================================================

1. Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank designated on your account application.

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen Funds. NAV calculation time for the Fund is 5:00 p.m. Eastern time.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses.
Accordingly, the Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Fund's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Evergreen funds may consider an investor's trading history in the Fund, and accounts under common ownership or control.

==============================================================================================================================
Methods               Requirements
==============================================================================================================================
                      o Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between
Call Us 1               8 a.m. and 6 p.m. Eastern time, on any business day. 2
                      o All  telephone  calls  are  recorded  and  may be
                        monitored  for  your   protection.   We  are  not
                        responsible  for  acting on  telephone  orders we
                        believe are genuine.
                      o See "Exceptions: Redemption Requests That Require
                        a Signature  Guarantee"  below for requests  that
                        must be  made  in  writing  with  your  signature
                        guaranteed.
==============================================================================================================================
                      o You can mail a redemption request to:
Write Us
                        Postal Service Address:
                               Evergreen Funds
                               P.O. Box 8400
                               Boston, MA 02266-8400

                        Overnight Address:
                               Evergreen Funds
                               66 Brooks Drive, Suite 8400
                               Braintree, MA 02184-3800

                      o Your letter of instructions must:
                        |X|      list the Fund name and the account number
                        |X|      indicate the number of shares or dollar value you wish to redeem
                        |X|      be signed by the registered owner(s).
                      o See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
                      o You may also  redeem  your  shares  by  contacting  your investment professional.
Redeem Your Shares    o A fee may be charged for this service.
in Person
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with Evergreen Distributor, Inc. ("EDI"). The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o Redemption requests should be placed as early in the day as possible and advance notice of large redemptions provided to Evergreen funds at 1-800-847-5397.

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:

o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund generally declares dividends on each business day and pays dividends monthly. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. The Fund also includes short-term capital gains in its net realized capital gains, if any, and does not expect to realize any long-term gains or losses. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Fund.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Fund.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Institutional Service shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.25% of the Institutional Service shares' average daily net assets. These fees will increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use a portion of the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct  proportion  to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

OTHER FUND PRACTICES

Please consult the SAI for more information regarding other investment practices used by the Fund, including risks.

Evergreen Funds

Institutional Money Market Funds

Cash Management Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds

California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds

Connecticut  Municipal Bond Fund
Evergreen Offit California  Municipal Bond Fund
Evergreen Offit New York Municipal Bond Fund
Florida High Income  Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina  Municipal  Bond Fund
Pennsylvania  Municipal  Bond Fund
South  Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds

Evergreen Offit National Municipal Bond Fund
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds

Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund

Intermediate and Long Term Bond Funds

Core Bond Fund
Diversified Bond Fund
Evergreen Offit High Yield Fund
Evergreen Offit Mortgage Securities Fund
Evergreen Offit U.S. Government Securities Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds

Asset Allocation Fund
Balanced Fund
Foundation Fund
Select Balanced Fund

Domestic Equity Funds I

Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen  Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Select  Small Cap Growth  Fund
Select  Strategic  Growth  Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II

Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Merger & Acquisition Fund
Mid Cap Value Fund
Small Cap Value Fund
Small Cap Value Fund II
Special Values Fund
Strategic Value Fund
Value Fund

Sector Funds

Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Tax Strategic Funds

Tax Strategic Equity Fund
Tax Strategic Foundation Fund

Global and International Funds

Emerging Markets Growth Fund
Evergreen Offit Emerging Markets Bond Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Precious Metals Fund

Evergreen Express Line
     Call 1.800.346.3858
     24 hours a day to
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares


Shareholder/Investor Services
     Call  1.800.343.2898  (or  1.800.847.5397  for  clients  with  more than $1 million in assets)
     Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account
o        obtain a Fund's current yield information


Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1.800.343.2888
     Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter
     Evergreen Funds
     P.O. Box 8400
     Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence


For express, registered or certified mail
     Evergreen Funds
     66 Brooks Drive, Suite 8400
     Braintree, MA 02184-3800

Visit us on-line
     EvergreenInvestments.com

Regular communications you will receive

Account  Statements -- You will receive  quarterly  statements for each Fund you
invest  in.  Please  review  and  promptly   notify   Evergreen   funds  of  any
inaccuracies.

Confirmation Notices -- A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns as well as the Evergreen Tax Information Guide.

For More Information About Evergreen Prime Cash Management Money Market Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

                                                               565650 RV0 (4/03)
                                                         SEC File No.: 811-08405

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                         PROSPECTUS FOR INVESTOR SHARES

                EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND

Prospectus, April 1, 2003

Evergreen Institutional Money Market Funds

Evergreen Prime Cash Management Money Market Fund

Investor shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Fund's Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose the Share Class That Best Suits You
How to Buy Shares
How to Redeem Shares
The Tax Consequences of Investing in the Fund
Fees and Expenses of the Fund
Other Fund Practices

In general, the Fund included in this prospectus seeks to provide investors with current income consistent with stability of principal and liquidity.

Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Prime Cash Management Money Market Fund

typically relies on a combination of the following strategies:

o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please  remember  that an  investment  in a mutual fund is:
o        not guaranteed to achieve its investment goal;
o        not a deposit with a bank;
o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o        subject to investment risks.

     Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:
Current Income
Stability of Principal
Liquidity

Principal Investment:
Money Market Instruments

Class of Shares
Offered in this
Prospectus:
Investor

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests exclusively in money market instruments (high quality, short-term debt securities). Money market instruments include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days. Other factors the portfolio manager will consider in selecting portfolio securities include the shape of various yield curves and relative duration.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each calendar year since the Institutional shares' inception on 12/2/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%) 1

==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
              4.24        5.96         5.42        5.57         5.49        5.11         6.43        4.21        1.75
==============================================================================================================================

================================================================================
Best Quarter:                4th Quarter 2000                 + 1.65 %1
================================================================================
Worst Quarter:               4th Quarter 2002                 + 0.40 %1
================================================================================

The next table lists the Fund's average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
                     Inception Date of Class           1 year    5 year    10 year     Performance Since 12/2/1993
==============================================================================================================================
Institutional        12/2/1993                         1.75 %    4.59 %    N/A         4.89 %
==============================================================================================================================

1. Since Investor shares have no previous operating history, the performance shown is for Institutional shares which are not offered in this prospectus. The performance of each class will differ only to the extent that the classes do not have the same expenses. Historic returns shown above do not include the effects of 12b-1 fees. The 12b-1 fees are 0.10% for Investor shares. Institutional shares do not pay a 12b-1 fee. If Investor shares had been in existence for the periods presented above, its total returns would have been lower. Historical performance shown for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 2/28/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
          Management    12b-1     Other         Total Fund Operating Expenses (Before  Total Fund Operating Expenses (After
          Fees          Fees      Expenses      Waiver)                                Waiver) 2
==============================================================================================================================
Investor  0.30 %        0.10 %    0.08 %        0.48 %                                 0.33 %
==============================================================================================================================

2. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in June 2003 in order to limit Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Operating Expenses (After Waiver) listed above.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5%
average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower. Example of Fund Expenses

================================================================================
After:                               Investor
================================================================================
1 year                               $ 34
================================================================================
3 years                              $ 139
================================================================================
5 years                              $ 254
================================================================================
10 years                             $ 589
================================================================================

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 11/30/2002, the aggregate advisory fee paid to the investment advisor by the Fund was 0.10% of the Fund's average daily net assets.

CALCULATING THE SHARE PRICE

The value of one share of the Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open at 5:00 p.m. Eastern time. The Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by the Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 5 p.m. Eastern time on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Fund offers seven different share classes. Investor shares are offered in this prospectus.

Investor shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Investor shares incur an annual 12b-1 fee of 0.10% of the average daily net assets of the class for personal service rendered to shareholders and/or the maintenance of accounts.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

HOW TO BUY SHARES

The Fund is intended for investment primarily by institutional customers of banks, certain broker-dealers and other financial institutions. It is expected that the Fund may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System
(ACH) payments will not be accepted.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses.
Accordingly, the Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Fund's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Evergreen funds may consider an investor's trading history in the Fund, and accounts under common ownership or control.

==============================================================================================================================
Method          Opening an Account              Adding to an Account
==============================================================================================================================
                o  Call 1.800.847.5397          o Call your investment professional or call Evergreen funds directly at
By Phone           to set up an account           1.800.847.5397. 1
or Wire            and get wiring
                   instructions.
==============================================================================================================================
                o  Complete an account          o You can make an additional investment by exchange from your account in one
By                 application and mail           or more of the Institutional Money Market Funds by contacting your
Exchange           to:                            investment professional. 2
                                                o You can only exchange shares within the same class of the Institutional
                   Postal Service                 Money Market Funds.
                   Address:                     o There is no sales charge or redemption fee when exchanging funds within any of the Institutional Money Market Funds.
                                                o Exchanges between accounts which do not have identical ownership must be
                   Evergreen Funds                made in writing with a signature guarantee. (See "Exceptions: Redemption
                   P.O. Box 8400                  Requests That Require A Signature Guarantee" on the next page.)
                   Boston, MA
                   02266-8400

                   Overnight Address:

                   Evergreen Funds
                   66 Brooks Drive,
                   Suite 8400
                   Braintree, MA
                   02184-3800
==============================================================================================================================

1. Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen Funds. NAV calculation time for the Fund is 5:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank designated on your account application.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses.
Accordingly, the Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Fund's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Evergreen funds may consider an investor's trading history in the Fund, and accounts under common ownership or control.

==============================================================================================================================
Methods               Requirements
==============================================================================================================================
                      o Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between
Call Us 1               8 a.m. and 6 p.m. Eastern time, on any business day. 2
                      o All  telephone  calls  are  recorded  and  may be
                        monitored  for  your   protection.   We  are  not
                        responsible  for  acting on  telephone  orders we
                        believe are genuine.
                      o See "Exceptions: Redemption Requests That Require
                        a Signature  Guarantee"  below for requests  that
                        must be  made  in  writing  with  your  signature
                        guaranteed.
==============================================================================================================================
                      o You can mail a redemption request to:
Write Us
                        Postal Service Address:
                               Evergreen Funds
                               P.O. Box 8400
                               Boston, MA 02266-8400

                        Overnight Address:
                               Evergreen Funds
                               66 Brooks Drive, Suite 8400
                               Braintree, MA 02184-3800

                      o Your letter of instructions must:
                        |X|      list the Fund name and the account number
                        |X|      indicate the number of shares or dollar value you wish to redeem
                        |X|      be signed by the registered owner(s).
                      o See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
                      o You may also  redeem  your  shares  by  contacting  your investment professional.
Redeem Your Shares    o A fee may be charged for this service.
in Person
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with Evergreen Distributor, Inc. ("EDI"). The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o Redemption requests should be placed as early in the day as possible and advance notice of large redemptions provided to Evergreen funds at 1-800-847-5397.

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

THE TAX CONSEQUENCES OF INVESTING

IN THE FUND

You may be taxed in two ways:

o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund generally declares dividends on each business day and pays dividends monthly. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. The Fund also includes short-term capital gains in its net realized capital gains, if any, and does not expect to realize any long-term gains or losses. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Fund.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Fund.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses. 12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Investor shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.10% of the Investor shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct  proportion  to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

OTHER FUND PRACTICES

Please consult the SAI for more information regarding other investment practices used by the Fund, including risks.

Evergreen Funds

Institutional Money Market Funds

Cash Management Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds

California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds

Connecticut  Municipal Bond Fund
Evergreen Offit California  Municipal Bond Fund
Evergreen Offit New York Municipal Bond Fund
Florida High Income  Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina  Municipal  Bond Fund
Pennsylvania  Municipal  Bond Fund
South  Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds

Evergreen Offit National Municipal Bond Fund
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds

Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund

Intermediate and Long Term Bond Funds

Core Bond Fund
Diversified Bond Fund
Evergreen Offit High Yield Fund
Evergreen Offit Mortgage Securities Fund
Evergreen Offit U.S. Government Securities Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds

Asset Allocation Fund
Balanced Fund
Foundation Fund
Select Balanced Fund

Domestic Equity Funds I

Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen  Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Select  Small Cap Growth  Fund
Select  Strategic  Growth  Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II

Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Merger & Acquisition Fund
Mid Cap Value Fund
Small Cap Value Fund
Small Cap Value Fund II
Special Values Fund
Strategic Value Fund
Value Fund

Sector Funds

Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Tax Strategic Funds

Tax Strategic Equity Fund
Tax Strategic Foundation Fund

Global and International Funds

Emerging Markets Growth Fund
Evergreen Offit Emerging Markets Bond Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Precious Metals Fund

Evergreen Express Line
     Call 1.800.346.3858
     24 hours a day to
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares


Shareholder/Investor Services
     Call  1.800.343.2898  (or  1.800.847.5397  for  clients  with  more than $1 million in assets)
     Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account
o        obtain a Fund's current yield information


Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1.800.343.2888
     Monday-Friday, 8 a.m. to 6 p.m. Eastern time


Write us a letter
     Evergreen Funds
     P.O. Box 8400
     Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence

For express, registered or certified mail
     Evergreen Funds
     66 Brooks Drive, Suite 8400
     Braintree, MA 02184-3800

Visit us on-line
     EvergreenInvestments.com

Regular communications you will receive

Account  Statements -- You will receive  quarterly  statements for each Fund you
invest  in.  Please  review  and  promptly   notify   Evergreen   funds  of  any
inaccuracies.

Confirmation Notices -- A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns as well as the Evergreen Tax Information Guide.

For More Information About Evergreen Prime Cash Management Money Market Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

                                                               565651 RV0 (4/03)
                                                         SEC File No.: 811-08405

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                        PROSPECTUS FOR PARTICIPANT SHARES

                EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND

Prospectus, April 1, 2003

Evergreen Institutional Money Market Funds

Evergreen Prime Cash Management Money Market Fund

Participant shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Fund's Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose the Share Class That Best Suits You
How to Buy Shares
How to Redeem Shares
The Tax Consequences of Investing in the Fund
Fees and Expenses of the Fund
Other Fund Practices

In general, the Fund included in this prospectus seeks to provide investors with current income consistent with stability of principal and liquidity.

Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Prime Cash Management Money Market Fund

typically relies on a combination of the following strategies:

o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please  remember  that an  investment  in a mutual fund is:
o        not guaranteed to achieve its investment goal;
o        not a deposit with a bank;
o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o        subject to investment risks.

     Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:
Current Income
Stability of Principal
Liquidity

Principal Investment:
Money Market Instruments

Class of Shares
Offered in this
Prospectus:
Participant

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests exclusively in money market instruments (high quality, short-term debt securities). Money market instruments include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days. Other factors the portfolio manager will consider in selecting portfolio securities include the shape of various yield curves and relative duration.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each calendar year since the Institutional shares' inception on 12/2/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%) 1

==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
              4.24        5.96         5.42        5.57         5.49        5.11         6.43        4.21        1.75
==============================================================================================================================

================================================================================
Best Quarter:               4th Quarter 2000                      + 1.65 %1
================================================================================
Worst Quarter:              4th Quarter 2002                      + 0.40 %1
================================================================================

The next table lists the Fund's average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
                     Inception Date of Class           1 year    5 year    10 year     Performance Since 12/2/1993
==============================================================================================================================
Institutional        12/2/1993                         1.75 %    4.59 %    N/A         4.89 %
==============================================================================================================================

1. Since Participant shares have no previous operating history, the performance shown is for Institutional shares which are not offered in this prospectus. The performance of each class will differ only to the extent that the classes do not have the same expenses. Historic returns shown above do not include the effects of 12b-1 fees. The 12b-1 fees are 0.50% for Participant shares. Institutional shares do not pay a 12b-1 fee. If Participant shares had been in existence for the periods presented above, its total returns would have been lower. Historical performance shown for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 2/28/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
            Management    12b-1     Other        Total Fund Operating Expenses (Before  Total Fund Operating Expenses (After
            Fees          Fees      Expenses     Waiver)                                Waiver) 2
==============================================================================================================================
Participant 0.30 %        0.50 %    0.08 %       0.88 %                                 0.73 %
==============================================================================================================================

2. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in June 2003 in order to limit Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Operating Expenses (After Waiver) listed above.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5%
average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower. Example of Fund Expenses

================================================================================
After:                                     Participant
================================================================================
1 year                                     $ 75
================================================================================
3 years                                    $ 266
================================================================================
5 years                                    $ 473
================================================================================
10 years                                   $ 1,071
================================================================================

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 11/30/2002, the aggregate advisory fee paid to the investment advisor by the Fund was 0.10% of the Fund's average daily net assets.

CALCULATING THE SHARE PRICE

The value of one share of the Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open at 5:00 p.m. Eastern time. The Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by the Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 5 p.m. Eastern time on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Fund offers seven different share classes. Participant shares are offered in this prospectus.

Participant shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Participant shares incur an annual 12b-1 fee of 0.50% of the average daily net assets of the class for personal service rendered to shareholders and/or the maintenance of accounts.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

HOW TO BUY SHARES

The Fund is intended for investment primarily by institutional customers of banks, certain broker-dealers and other financial institutions. It is expected that the Fund may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System
(ACH) payments will not be accepted.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses.
Accordingly, the Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Fund's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Evergreen funds may consider an investor's trading history in the Fund, and accounts under common ownership or control.

==============================================================================================================================
Method          Opening an Account              Adding to an Account
==============================================================================================================================
                o  Call 1.800.847.5397          o Call your investment professional or call Evergreen funds directly at
By Phone           to set up an account           1.800.847.5397. 1
or Wire            and get wiring
                   instructions.
==============================================================================================================================
                o  Complete an account          o You can make an additional investment by exchange from your account in one
By                 application and mail           or more of the Institutional Money Market Funds by contacting your
Exchange           to:                            investment professional. 2
                                                o You can only exchange shares within the same class of the Institutional
                   Postal Service                 Money Market Funds.
                   Address:                     o There is no sales charge or redemption fee when exchanging funds within any of the Institutional Money Market Funds.
                                                o Exchanges between accounts which do not have identical ownership must be
                   Evergreen Funds                made in writing with a signature guarantee. (See "Exceptions: Redemption
                   P.O. Box 8400                  Requests That Require A Signature Guarantee" on the next page.)
                   Boston, MA
                   02266-8400

                   Overnight Address:

                   Evergreen Funds
                   66 Brooks Drive,
                   Suite 8400
                   Braintree, MA
                   02184-3800
==============================================================================================================================

1. Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank designated on your account application.

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen Funds. NAV calculation time for the Fund is 5:00 p.m. Eastern time.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses.
Accordingly, the Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Fund's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Evergreen funds may consider an investor's trading history in the Fund, and accounts under common ownership or control.

==============================================================================================================================
Methods               Requirements
==============================================================================================================================
                      o Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between
Call Us 1               8 a.m. and 6 p.m. Eastern time, on any business day. 2
                      o All  telephone  calls  are  recorded  and  may be
                        monitored  for  your   protection.   We  are  not
                        responsible  for  acting on  telephone  orders we
                        believe are genuine.
                      o See "Exceptions: Redemption Requests That Require
                        a Signature  Guarantee"  below for requests  that
                        must be  made  in  writing  with  your  signature
                        guaranteed.
==============================================================================================================================
                      o You can mail a redemption request to:
Write Us
                        Postal Service Address:
                               Evergreen Funds
                               P.O. Box 8400
                               Boston, MA 02266-8400

                        Overnight Address:
                               Evergreen Funds
                               66 Brooks Drive, Suite 8400
                               Braintree, MA 02184-3800

                      o Your letter of instructions must:
                        |X|      list the Fund name and the account number
                        |X|      indicate the number of shares or dollar value you wish to redeem
                        |X|      be signed by the registered owner(s).
                      o See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
                      o You may also  redeem  your  shares  by  contacting  your investment professional.
Redeem Your Shares    o A fee may be charged for this service.
in Person
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with Evergreen Distributor, Inc. ("EDI"). The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o Redemption requests should be placed as early in the day as possible and advance notice of large redemptions provided to Evergreen funds at 1-800-847-5397.

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:

o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund generally declares dividends on each business day and pays dividends monthly. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. The Fund also includes short-term capital gains in its net realized capital gains, if any, and does not expect to realize any long-term gains or losses. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Fund.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Fund.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Participant shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.50% of the Participant shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct  proportion  to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

OTHER FUND PRACTICES

Please consult the SAI for more information regarding other investment practices used by the Fund, including risks.

Evergreen Funds

Institutional Money Market Funds

Cash Management Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds

California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds

Connecticut  Municipal Bond Fund
Evergreen Offit California  Municipal Bond Fund
Evergreen Offit New York Municipal Bond Fund
Florida High Income  Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina  Municipal  Bond Fund
Pennsylvania  Municipal  Bond Fund
South  Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds

Evergreen Offit National Municipal Bond Fund
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds

Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund

Intermediate and Long Term Bond Funds

Core Bond Fund
Diversified Bond Fund
Evergreen Offit High Yield Fund
Evergreen Offit Mortgage Securities Fund
Evergreen Offit U.S. Government Securities Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds

Asset Allocation Fund
Balanced Fund
Foundation Fund
Select Balanced Fund

Domestic Equity Funds I

Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen  Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Select  Small Cap Growth  Fund
Select  Strategic  Growth  Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II

Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Merger & Acquisition Fund
Mid Cap Value Fund
Small Cap Value Fund
Small Cap Value Fund II
Special Values Fund
Strategic Value Fund
Value Fund

Sector Funds

Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Tax Strategic Funds

Tax Strategic Equity Fund
Tax Strategic Foundation Fund

Global and International Funds

Emerging Markets Growth Fund
Evergreen Offit Emerging Markets Bond Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Precious Metals Fund

Evergreen Express Line
     Call 1.800.346.3858
     24 hours a day to
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares

Shareholder/Investor Services
     Call  1.800.343.2898  (or  1.800.847.5397  for  clients  with  more than $1 million in assets)
     Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account
o        obtain a Fund's current yield information

Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1.800.343.2888
     Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter
     Evergreen Funds
     P.O. Box 8400
     Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence

For express, registered or certified mail
     Evergreen Funds
     66 Brooks Drive, Suite 8400
     Braintree, MA 02184-3800

Visit us on-line
     EvergreenInvestments.com

Regular communications you will receive

Account  Statements -- You will receive  quarterly  statements for each Fund you
invest  in.  Please  review  and  promptly   notify   Evergreen   funds  of  any
inaccuracies.

Confirmation Notices -- A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns as well as the Evergreen Tax Information Guide.

For More Information About Evergreen Prime Cash Management Money Market Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

                                                               565652 RV0 (4/03)
                                                         SEC File No.: 811-08405

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                          PROSPECTUS FOR RESERVE SHARES

                EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND

Prospectus, April 1, 2003

Evergreen Institutional Money Market Funds

Evergreen Prime Cash Management Money Market Fund

Reserve shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Fund's Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose the Share Class That Best Suits You
How to Buy Shares
How to Redeem Shares
The Tax Consequences of Investing in the Fund
Fees and Expenses of the Fund
Other Fund Practices

In general, the Fund included in this prospectus seeks to provide investors with current income consistent with stability of principal and liquidity.

Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Prime Cash Management Money Market Fund

typically relies on a combination of the following strategies:

o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please  remember  that an  investment  in a mutual fund is:
o        not guaranteed to achieve its investment goal;
o        not a deposit with a bank;
o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o        subject to investment risks.

     Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:
Current Income
Stability of Principal
Liquidity

Principal Investment:
Money Market Instruments

Class of Shares
Offered in this
Prospectus:
Reserve

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests exclusively in money market instruments (high quality, short-term debt securities). Money market instruments include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days. Other factors the portfolio manager will consider in selecting portfolio securities include the shape of various yield curves and relative duration.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each calendar year since the Institutional shares' inception on 12/2/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%) 1

==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
              4.24        5.96         5.42        5.57         5.49        5.11         6.43        4.21        1.75
==============================================================================================================================

================================================================================
Best Quarter:               4th Quarter 2000                + 1.65 %1
================================================================================
Worst Quarter:              4th Quarter 2002                + 0.40 %1
================================================================================

The next table lists the Fund's average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
                     Inception Date of Class           1 year    5 year    10 year     Performance Since 12/2/1993
==============================================================================================================================
Institutional        12/2/1993                         1.75 %    4.59 %    N/A         4.89 %
==============================================================================================================================

1. Since Reserve shares have no previous operating history, the performance shown is for Institutional shares which are not offered in this prospectus. The performance of each class will differ only to the extent that the classes do not have the same expenses. Historic returns shown above do not include the effects of 12b-1 fees and expenses. The 12b-1 fees are 0.65% for Reserve shares. Institutional shares do not pay a 12b-1 fee. If Reserve shares had been in existence for the periods presented above, its total returns would have been lower. Historical performance shown for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 2/28/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
         Management    12b-1      Other        Total Fund Operating Expenses (Before  Total Fund Operating Expenses (After
         Fees          Fees       Expenses     Waiver)                                Waiver) 2
==============================================================================================================================
Reserve  0.30 %        0.65 %     0.08 %       1.03 %                                 0.88 %
==============================================================================================================================

2. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in June 2003 in order to limit Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Operating Expenses (After Waiver) listed above.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5%
average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower. Example of Fund Expenses

================================================================================
After:                                 Reserve
================================================================================
1 year                                 $ 90
================================================================================
3 years                                $ 313
================================================================================
5 years                                $ 554
================================================================================
10 years                               $ 1,246
================================================================================

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 11/30/2002, the aggregate advisory fee paid to the investment advisor by the Fund was 0.10% of the Fund's average daily net assets.

CALCULATING THE SHARE PRICE

The value of one share of the Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open at 5:00 p.m. Eastern time. The Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by the Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 5 p.m. Eastern time on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Fund offers seven different share classes. Reserve shares are offered in this prospectus.

Reserve shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Reserve shares incur an annual 12b-1 fee of 0.65% of the average daily net assets of the class for personal service rendered to shareholders and/or the maintenance of accounts.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

HOW TO BUY SHARES

The Fund is intended for investment primarily by institutional customers of banks, certain broker-dealers and other financial institutions. It is expected that the Fund may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System
(ACH) payments will not be accepted.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses.
Accordingly, the Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Fund's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Evergreen funds may consider an investor's trading history in the Fund, and accounts under common ownership or control.

==============================================================================================================================
Method          Opening an Account              Adding to an Account
==============================================================================================================================
                o  Call 1.800.847.5397          o Call your investment professional or call Evergreen funds directly at
By Phone           to set up an account           1.800.847.5397. 1
or Wire            and get wiring
                   instructions.
==============================================================================================================================
                o  Complete an account          o You can make an additional investment by exchange from your account in one
By                 application and mail           or more of the Institutional Money Market Funds by contacting your
Exchange           to:                            investment professional. 2
                                                o You can only exchange shares within the same class of the Institutional
                   Postal Service                 Money Market Funds.
                   Address:                     o There is no sales charge or redemption fee when exchanging funds within any of the Institutional Money Market Funds.
                                                o Exchanges between accounts which do not have identical ownership must be
                   Evergreen Funds                made in writing with a signature guarantee. (See "Exceptions: Redemption
                   P.O. Box 8400                  Requests That Require A Signature Guarantee" on the next page.)
                   Boston, MA
                   02266-8400

                   Overnight Address:

                   Evergreen Funds
                   66 Brooks Drive,
                   Suite 8400
                   Braintree, MA
                   02184-3800
==============================================================================================================================

1. Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen Funds. NAV calculation time for the Fund is 5:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank designated on your account application.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses.
Accordingly, the Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Fund's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Evergreen funds may consider an investor's trading history in the Fund, and accounts under common ownership or control.

==============================================================================================================================
Methods               Requirements
==============================================================================================================================
                      o Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between
Call Us 1               8 a.m. and 6 p.m. Eastern time, on any business day. 2
                      o All  telephone  calls  are  recorded  and  may be
                        monitored  for  your   protection.   We  are  not
                        responsible  for  acting on  telephone  orders we
                        believe are genuine.
                      o See "Exceptions: Redemption Requests That Require
                        a Signature  Guarantee"  below for requests  that
                        must be  made  in  writing  with  your  signature
                        guaranteed.
==============================================================================================================================
                      o You can mail a redemption request to:
Write Us
                        Postal Service Address:
                               Evergreen Funds
                               P.O. Box 8400
                               Boston, MA 02266-8400

                        Overnight Address:
                               Evergreen Funds
                               66 Brooks Drive, Suite 8400
                               Braintree, MA 02184-3800

                      o Your letter of instructions must:
                        |X|      list the Fund name and the account number
                        |X|      indicate the number of shares or dollar value you wish to redeem
                        |X|      be signed by the registered owner(s).
                      o See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
                      o You may also  redeem  your  shares  by  contacting  your investment professional.
Redeem Your Shares    o A fee may be charged for this service.
in Person
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with Evergreen Distributor, Inc. ("EDI"). The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o Redemption requests should be placed as early in the day as possible and advance notice of large redemptions provided to Evergreen funds at 1-800-847-5397.

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:

o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund generally declares dividends on each business day and pays dividends monthly. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. The Fund also includes short-term capital gains in its net realized capital gains, if any, and does not expect to realize any long-term gains or losses. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Fund.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Fund.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Reserve shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.65% of the Reserve shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct  proportion  to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

OTHER FUND PRACTICES

Please consult the SAI for more information regarding other investment practices used by the Fund, including risks.

Evergreen Funds

Institutional Money Market Funds

Cash Management Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds

California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds

Connecticut  Municipal Bond Fund
Evergreen Offit California  Municipal Bond Fund
Evergreen Offit New York Municipal Bond Fund
Florida High Income  Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina  Municipal  Bond Fund
Pennsylvania  Municipal  Bond Fund
South  Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds

Evergreen Offit National Municipal Bond Fund
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds

Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund

Intermediate and Long Term Bond Funds

Core Bond Fund
Diversified Bond Fund
Evergreen Offit High Yield Fund
Evergreen Offit Mortgage Securities Fund
Evergreen Offit U.S. Government Securities Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds

Asset Allocation Fund
Balanced Fund
Foundation Fund
Select Balanced Fund

Domestic Equity Funds I

Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen  Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Select  Small Cap Growth  Fund
Select  Strategic  Growth  Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II

Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Merger & Acquisition Fund
Mid Cap Value Fund
Small Cap Value Fund
Small Cap Value Fund II
Special Values Fund
Strategic Value Fund
Value Fund

Sector Funds

Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Tax Strategic Funds

Tax Strategic Equity Fund
Tax Strategic Foundation Fund

Global and International Funds

Emerging Markets Growth Fund
Evergreen Offit Emerging Markets Bond Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Precious Metals Fund

Evergreen Express Line
     Call 1.800.346.3858
     24 hours a day to
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares

Shareholder/Investor Services
     Call  1.800.343.2898  (or  1.800.847.5397  for  clients  with  more than $1 million in assets)
     Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account
o        obtain a Fund's current yield information

Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1.800.343.2888
     Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter
     Evergreen Funds
     P.O. Box 8400
     Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence

For express, registered or certified mail
     Evergreen Funds
     66 Brooks Drive, Suite 8400
     Braintree, MA 02184-3800

Visit us on-line
     EvergreenInvestments.com

Regular communications you will receive

Account  Statements -- You will receive  quarterly  statements for each Fund you
invest  in.  Please  review  and  promptly   notify   Evergreen   funds  of  any
inaccuracies.

Confirmation Notices -- A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns as well as the Evergreen Tax Information Guide.

For More Information About Evergreen Prime Cash Management Money Market Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

                                                               565653 RV0 (4/03)
                                                         SEC File No.: 811-08405

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                      PROSPECTUS FOR RESOURCE SHARES

                EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND

Prospectus, April 1, 2003

Evergreen Institutional Money Market Funds

Evergreen Prime Cash Management Money Market Fund

Resource shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Fund's Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose the Share Class That Best Suits You
How to Buy Shares
How to Redeem Shares
The Tax Consequences of Investing in the Fund
Fees and Expenses of the Fund
Other Fund Practices

In general, the Fund included in this prospectus seeks to provide investors with current income consistent with stability of principal and liquidity.

Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Prime Cash Management Money Market Fund

typically relies on a combination of the following strategies:

o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please  remember  that an  investment  in a mutual fund is:
o        not guaranteed to achieve its investment goal;
o        not a deposit with a bank;
o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o        subject to investment risks.

     Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:
Current Income
Stability of Principal
Liquidity

Principal Investment:
Money Market Instruments

Class of Shares
Offered in this
Prospectus:
Resource

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests exclusively in money market instruments (high quality, short-term debt securities). Money market instruments include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days. Other factors the portfolio manager will consider in selecting portfolio securities include the shape of various yield curves and relative duration.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each calendar year since the Institutional shares' inception on 12/2/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%) 1

==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
              4.24        5.96         5.42        5.57         5.49        5.11         6.43        4.21        1.75
==============================================================================================================================

================================================================================
Best Quarter:               4th Quarter 2000               + 1.65 %1
================================================================================
Worst Quarter:              4th Quarter 2002               + 0.40 %1
================================================================================

The next table lists the Fund's average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
                     Inception Date of Class           1 year    5 year    10 year     Performance Since 12/2/1993
==============================================================================================================================
Institutional        12/2/1993                         1.75 %    4.59 %    N/A         4.89 %
==============================================================================================================================

1. Since Resource shares have no previous operating history, the performance shown is for Institutional shares which are not offered in this prospectus. The performance of each class will differ only to the extent that the classes do not have the same expenses. Historic returns shown above do not include the effects of 12b-1 fees and expenses. The 12b-1 fees are 0.80% for Resource shares. Institutional shares do not pay a 12b-1 fee. If Resource shares had been in existence for the periods presented above, its total returns would have been lower. Historical performance shown for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 2/28/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================
          Management    12b-1     Other         Total Fund Operating Expenses (Before  Total Fund Operating Expenses (After
          Fees          Fees      Expenses      Waiver)                                Waiver) 2
==============================================================================================================================
Resource  0.30 %        0.80 %    0.08 %        1.18 %                                 1.03 %
==============================================================================================================================

2. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in June 2003 in order to limit Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Operating Expenses (After Waiver) listed above.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5%
average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================
After:                                  Resource
================================================================================
1 year                                  $ 105
================================================================================
3 years                                 $ 360
================================================================================
5 years                                 $ 635
================================================================================
10 years                                $ 1,418
================================================================================

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 11/30/2002, the aggregate advisory fee paid to the investment advisor by the Fund was 0.10% of the Fund's average daily net assets.

CALCULATING THE SHARE PRICE

The value of one share of the Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open at 5:00 p.m. Eastern time. The Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by the Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 5 p.m. Eastern time on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Fund offers seven different share classes. Resource shares are offered in this prospectus.

Resource shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Resource shares incur an annual 12b-1 fee of 0.80% of the average daily net assets of the class for personal service rendered to shareholders and/or the maintenance of accounts.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

HOW TO BUY SHARES

The Fund is intended for investment primarily by institutional customers of banks, certain broker-dealers and other financial institutions. It is expected that the Fund may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System
(ACH) payments will not be accepted.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses.
Accordingly, the Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Fund's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Evergreen funds may consider an investor's trading history in the Fund, and accounts under common ownership or control.

==============================================================================================================================
Method          Opening an Account              Adding to an Account
==============================================================================================================================
                o  Call 1.800.847.5397          o Call your investment professional or call Evergreen funds directly at
By Phone           to set up an account           1.800.847.5397. 1
or Wire            and get wiring
                   instructions.
==============================================================================================================================
                o  Complete an account          o You can make an additional investment by exchange from your account in one
By                 application and mail           or more of the Institutional Money Market Funds by contacting your
Exchange           to:                            investment professional. 2
                                                o You can only exchange shares within the same class of the Institutional
                   Postal Service                 Money Market Funds.
                   Address:                     o There is no sales charge or redemption fee when exchanging funds within any of the Institutional Money Market Funds.
                                                o Exchanges between accounts which do not have identical ownership must be
                   Evergreen Funds                made in writing with a signature guarantee. (See "Exceptions: Redemption
                   P.O. Box 8400                  Requests That Require A Signature Guarantee" on the next page.)
                   Boston, MA
                   02266-8400

                   Overnight Address:

                   Evergreen Funds
                   66 Brooks Drive,
                   Suite 8400
                   Braintree, MA
                   02184-3800
==============================================================================================================================

1. Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen Funds. NAV calculation time for the Fund is 5:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank designated on your account application.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses.
Accordingly, the Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Fund's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Evergreen funds may consider an investor's trading history in the Fund, and accounts under common ownership or control.

==============================================================================================================================
Methods               Requirements
==============================================================================================================================
                      o Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between
Call Us 1               8 a.m. and 6 p.m. Eastern time, on any business day. 2
                      o All  telephone  calls  are  recorded  and  may be
                        monitored  for  your   protection.   We  are  not
                        responsible  for  acting on  telephone  orders we
                        believe are genuine.
                      o See "Exceptions: Redemption Requests That Require
                        a Signature  Guarantee"  below for requests  that
                        must be  made  in  writing  with  your  signature
                        guaranteed.
==============================================================================================================================
                      o You can mail a redemption request to:
Write Us
                        Postal Service Address:
                               Evergreen Funds
                               P.O. Box 8400
                               Boston, MA 02266-8400

                        Overnight Address:
                               Evergreen Funds
                               66 Brooks Drive, Suite 8400
                               Braintree, MA 02184-3800

                      o Your letter of instructions must:
                        |X|      list the Fund name and the account number
                        |X|      indicate the number of shares or dollar value you wish to redeem
                        |X|      be signed by the registered owner(s).
                      o See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
                      o You may also  redeem  your  shares  by  contacting  your investment professional.
Redeem Your Shares    o A fee may be charged for this service.
in Person
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with Evergreen Distributor, Inc. ("EDI"). The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o Redemption requests should be placed as early in the day as possible and advance notice of large redemptions provided to Evergreen funds at 1-800-847-5397.

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:

o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund generally declares dividends on each business day and pays dividends monthly. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. The Fund also includes short-term capital gains in its net realized capital gains, if any, and does not expect to realize any long-term gains or losses. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers). It is not anticipated that any significant capital gains will be realized by the Fund.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Fund.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 1.00% of the Resource shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.80% of the Resource shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct  proportion  to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

OTHER FUND PRACTICES

Please consult the SAI for more information regarding other investment practices used by the Fund, including risks.

Evergreen Funds

Institutional Money Market Funds

Cash Management Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds

California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds

Connecticut  Municipal Bond Fund
Evergreen Offit California  Municipal Bond Fund
Evergreen Offit New York Municipal Bond Fund
Florida High Income  Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina  Municipal  Bond Fund
Pennsylvania  Municipal  Bond Fund
South  Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds

Evergreen Offit National Municipal Bond Fund
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds

Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund

Intermediate and Long Term Bond Funds

Core Bond Fund
Diversified Bond Fund
Evergreen Offit High Yield Fund
Evergreen Offit Mortgage Securities Fund
Evergreen Offit U.S. Government Securities Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds

Asset Allocation Fund
Balanced Fund
Foundation Fund
Select Balanced Fund

Domestic Equity Funds I

Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen  Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Select  Small Cap Growth  Fund
Select  Strategic  Growth  Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II

Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Merger & Acquisition Fund
Mid Cap Value Fund
Small Cap Value Fund
Small Cap Value Fund II
Special Values Fund
Strategic Value Fund
Value Fund

Sector Funds

Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Tax Strategic Funds

Tax Strategic Equity Fund
Tax Strategic Foundation Fund

Global and International Funds

Emerging Markets Growth Fund
Evergreen Offit Emerging Markets Bond Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Precious Metals Fund

Evergreen Express Line
     Call 1.800.346.3858
     24 hours a day to
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares

Shareholder/Investor Services
     Call  1.800.343.2898  (or  1.800.847.5397  for  clients  with  more than $1 million in assets)
     Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account
o        obtain a Fund's current yield information

Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1.800.343.2888
     Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter
     Evergreen Funds
     P.O. Box 8400
     Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence

For express, registered or certified mail

     Evergreen Funds
     66 Brooks Drive, Suite 8400
     Braintree, MA 02184-3800

Visit us on-line
     EvergreenInvestments.com

Regular communications you will receive

Account  Statements -- You will receive  quarterly  statements for each Fund you
invest  in.  Please  review  and  promptly   notify   Evergreen   funds  of  any
inaccuracies.

Confirmation Notices -- A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns as well as the Evergreen Tax Information Guide.

For More Information About Evergreen Prime Cash Management Money Market Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

                                                               565654 RV0 (4/03)
                                                         SEC File No.: 811-08405

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

                               200 Berkeley Street

                           Boston, Massachusetts 02116

                                 1.800.847.5397

                       STATEMENT OF ADDITIONAL INFORMATION

                                  April 1, 2003

         Evergreen Prime Cash Management Money Market Fund (the "Fund")

     The Fund is a series of an open-end management investment company known as Evergreen Select Money Market Trust (the "Trust").

         This Statement of Additional Information (SAI) pertains to all classes of shares of the Fund. It is not a prospectus but should be read in conjunction with the prospectuses dated April 1, 2003 as supplemented from time to time. You may obtain the prospectuses without charge by calling 1.800.847.5397 or by downloading it off our website at EvergreenInvestments.com. The information in
Part 1 of this SAI is specific information about the Fund described in the prospectus. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund.

         Certain information may be incorporated by reference to the Annual Report dated November 30, 2002 for the Institutional shares of the Fund. You may obtain a copy of the Annual Report without charge by calling 1.800.847.5397.

                                TABLE OF CONTENTS

PART 1

TRUST HISTORY...............................................................1-1
INVESTMENT POLICIES.........................................................1-1
OTHER SECURITIES AND PRACTICES..............................................1-3
PRINCIPAL HOLDERS OF FUND SHARES............................................1-3
EXPENSES....................................................................1-4
PERFORMANCE.................................................................1-5
SERVICE PROVIDERS...........................................................1-6
FINANCIAL STATEMENTS........................................................1-7

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES..............2-1
PURCHASE AND REDEMPTION OF SHARES..........................................2-18
SALES CHARGE WAIVERS AND REDUCTIONS........................................2-22
PRICING OF SHARES..........................................................2-24
PERFORMANCE CALCULATIONS...................................................2-25
PRINCIPAL UNDERWRITER......................................................2-27
DISTRIBUTION EXPENSES UNDER RULE 12b-1.....................................2-28
TAX INFORMATION............................................................2-34
BROKERAGE..................................................................2-36
ORGANIZATION...............................................................2-37
INVESTMENT ADVISORY AGREEMENT..............................................2-38
MANAGEMENT OF THE TRUST....................................................2-40
CORPORATE AND MUNICIPAL BOND RATINGS.......................................2-41
ADDITIONAL INFORMATION.....................................................2-54

                                     PART 1

                                  TRUST HISTORY

         The Evergreen Select Money Market Trust is an open-end management investment company, which was organized as a Delaware statutory trust on September 18, 1997. The Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the 1940
Act). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.       Diversification

         The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or
guaranteed  by  the  United   States  (U.S.)  government or its  agencies or
instrumentalities.

         2.       Concentration

         The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that
are  issued  or   guaranteed   by  the  U.S. government  or  its  agencies  or
instrumentalities).

         Further Explanation of Concentration Policy:

         The Fund not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.       Issuing Senior Securities

         Except as permitted under the 1940 Act, the Fund may not issue senior securities.

         4.       Borrowing

         The Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         The Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as outstanding borrowings do not exceed 5% of its total assets. The Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. The Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.       Underwriting

         The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.       Real Estate

         The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.       Commodities

         The Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.       Lending

         The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         The funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), Evergreen Equity Trust (except Evergreen Technology Fund) and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds (except SNAP Fund), in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592). Evergreen's Interfund Lending Program was implemented after July 24, 2002.

                         OTHER SECURITIES AND PRACTICES

         For information   regarding  securities  the  Fund  may  purchase and
investment practices the Fund may use, see the following sections in Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Fund's prospectus.

  Money Market Instruments
  US Government Agency Securities

  When-Issued, Delayed-Delivery and Forward Commitment Transactions Repurchase Agreements Reverse Repurchase Agreements Securities Lending Illiquid and Restricted Securities Investment in Other Investment Companies Master Demand Notes Obligations of Foreign Branches of United States Banks Obligations of United States Branches of Foreign Banks

     Inter-american Development Bank and the International Bank for Reconstruction and Development Floating Rate and Variable Rate Obligations Stand-By Commitments


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of February 28, 2003, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of the Fund.

         Set forth below is information with respect to each person who, to the Fund's knowledge, owned beneficially or of record more than 5% of the Fund's outstanding shares as of February 28, 2003.

================================================================================
Evergreen Prime Cash Management Money Market Fund
Institutional shares

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
First Union National Bank                                                50.98%
Trust Accounts
401 S. Tryon Street, 3rd Floor
Charlotte, NC 28202-1934
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Byrd & Co.                                                               22.73%
c/o First Union National Bank
Sweep Funds Processing
123 S. Broad Street
Philadelphia, PA  19109-1029
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Wachovia Securities, Inc.                                                 6.08%
Attn:  Money Market Funds
8739 Research Drive
Charlotte, NC  28262-8537
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Costco Wholesale Corporation                                              5.67%
P.O. Box 34331
Seattle, WA  98124-1331
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Radian Group Inc.                                                         5.27%
1601 Market Street
Philadelphia, PA 19103-2301
===============================================================================

                                    EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Fund. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013. For more information, see "Investment Advisory Agreement" in Part 2 of this SAI.

         EIMC is entitled to receive from the Fund an annual fee equal to 0.30% of the average daily net assets of the Fund. EIMC has agreed to contractually waive a portion of the management fee and/or reimburse expense for a period of one year beginning in June 2002.

         Set forth below are the advisory fees accrued or paid by the Fund for the last three fiscal years. Prior to November 30, 2001, amounts paid by the Fund were paid to a previous investment advisor.

================================================================================
Fiscal Year                        Advisory Fees Paid      Advisory Fees Waived

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Year Ended November 30, 2002           $1,896,107               $3,581,379
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Year Ended November 30, 2001           $2,098,044               $3,559,886
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Year Ended November 30, 2000           $1,709,706               $2,989,184
================================================================================

Trustee Compensation

         Set forth below is the Trustee compensation paid by the Trust individually for the fiscal year ended November 30, 2002 and by the Trust and the eight other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2002. The Trustees do not receive pension or retirement benefits from the Evergreen funds. For more information, see "Management of the Trust" in
Part 2 of this SAI.

--------------------------------------------------------------------------------
Trustee           Aggregate Compensation from      Total Compensation from the
                    Trust for fiscal year        Evergreen Fund Complex for the
                       ended 11/30/2002                twelve months ended
                                                         12/31/2002(1)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laurence B. Ashkin(2)        $14,452                               $52,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles A. Austin, III       $34,623                               $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arnold H. Dreyfuss(2)        $14,264                               $52,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
K. Dun Gifford               $38,188                               $143,500
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James S. Howell(3)           $14,452                               $52,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leroy Keith, Jr.             $34,623                               $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald M. McDonnell          $36,965                               $134,727
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas L. McVerry(4)         $34,623                               $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis W. Moelchert, Jr.(5)   $2,834                                 N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Walt Pettit          $34,623                               $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David M. Richardson          $34,623                               $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Russell A. Salton, III       $38,276                               $144,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Scofield          $41,143                               $160,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard J. Shima             $34,623                               $125,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard K. Wagoner           $34,623                               $125,000
--------------------------------------------------------------------------------
(1) Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2002. The amounts listed below will be payable in later years to the respective Trustees:

Austin             $93,750
Howell             $36,400
McVerry            $125,000
Pettit             $125,000

(2) As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.
(3) As of January 1, 2000, James S. Howell retired. As of December 31, 2002, Mr. Howell's 3-year term as Trustee Emeritus expired.
     Mr. Howell received compensation through December 31, 2002.
(4) On February 3, 2003, Mr. McVerry resigned. He received compensation through December 31, 2002.
(5) On January 2, 2002, Mr. Moelchert resigned. He received compensation through December 31, 2001.


                                   PERFORMANCE

Total Return

         Set forth below are the average annual total returns for the Fund as of November 30, 2002. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

================================================================================
 Class              One Year     Five Years     Ten Years or Since    Inception
                                                Inception Date of      Date of
                                                      Class             Class

================================================================================
================================================================================
Institutional (a)    1.83%          4.66%           4.92%              12/2/1993
================================================================================

(a) Historical performance shown for Institutional shares, prior to 6/7/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund.

Current Yield

         Set forth below are the current and effective yields for the predecessor Fund for the 7-day period ended November 30, 2002. For more information, see "7-Day Current and Effective Yield" under "Performance Calculation" in Part 2 of the SAI.

=========================================================================
            Class                 Current Yield       Effective Yield

=========================================================================
=========================================================================
Institutional                         1.45%                1.47%
=========================================================================

                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia, serves as administrator to the Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Fund with facilities, equipment and personnel and is entitled to receive annual fees from the Fund at the following rate:

================================================= ===========================


                                                   Administrative Service
Average Daily Net Assets of the Fund                     Fee Rates

------------------------------------------------- ---------------------------
------------------------------------------------- ---------------------------

      First $60 billion                                     0.060%
------------------------------------------------- ---------------------------
------------------------------------------------- ---------------------------
      Next $40 billion                                      0.055%

------------------------------------------------- ---------------------------
------------------------------------------------- ---------------------------
      Next $25 billion                                      0.050%

------------------------------------------------- ---------------------------
------------------------------------------------- ---------------------------

     On assets over $125 billion                            0.040%
================================================= ===========================

         Set forth below are the administrative fees paid by the Fund for the last three fiscal years. Prior to November 30, 2001, administrative fees paid by the Fund were paid to a previous administrator.

================================================================================
Fiscal Year                                         Administrative Fees Paid

================================================================================
--------------------------------------------------------------------------------
Year Ended November 30, 2002                                $986,693
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Year Ended November 30, 2001                                $942,988
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Year Ended November 30, 2000                                $783,148
================================================================================

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, MA 02266-8400, a subsidiary of Wachovia, is the Fund's transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The Fund pays ESC annual fees as follows:

  ======================================= ================ =================

                                         Annual Fee Per     Annual Fee Per
        Fund Type                         Open Account*     Closed Account**


--------------------------------------- ---------------- -----------------
--------------------------------------- ---------------- -----------------

 Monthly Dividend Funds*                     $26.75            $9.00
--------------------------------------- ---------------- -----------------
--------------------------------------- ---------------- -----------------
Quarterly Dividend Funds:                    $25.75            $9.00
--------------------------------------- ---------------- -----------------
--------------------------------------- ---------------- -----------------
Semiannual Dividend Funds*                   $24.75            $9.00
--------------------------------------- ---------------- -----------------
--------------------------------------- ---------------- -----------------
Annual Dividend Funds*                       $26.75            $9.00
--------------------------------------- ---------------- -----------------
--------------------------------------- ---------------- -----------------
Money Market Funds*                          $26.75            $9.00
======================================= ================ =================
 * For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.
** Closed accounts are maintained on the system in order to facilitate historical and tax information.

Distributor

         Evergreen Distributor, Inc. (EDI), 90 Park Avenue, New York, New York 10016, markets the Fund through broker-dealers and other financial representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Fund's custodian. The bank keeps custody of the Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, provides legal advice to the Fund.

                              FINANCIAL STATEMENTS

         The audited financial statements for Institutional shares of the Fund and the reports thereon are incorporated by reference to the Fund's Annual Report, , a copy of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400, by calling toll-free at 1-800-847-5397, or by downloading it off our website at EvergreenInvestments.com.

                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES

                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government agencies and  instrumentalities   may  not  receive
financial support from the U.S. Government. Examples of such agencies are:

         (i)  Farm Credit System, including the National Bank for
              Cooperatives, Farm Credit Banks and Banks for Cooperatives;

         (ii) Farmers Home Administration;

         (iii)Federal Home Loan Banks;

         (iv) Federal Home Loan Mortgage Corporation;

         (v)  Federal National Mortgage Association; and

         (vi) Student Loan Marketing Association.

         Securities  Issued  by the Government  National Mortgage Association
(GNMA).   The  Fund  may  invest in securities issued  by  the  GNMA,   a
--------------------------------------------------------------------------
corporation  wholly owned  by  the  U.S. Government.   GNMA  securities or
"certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to the same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Leverage

         The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen's Leverage Policy. Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Examples of transactions which create leverage include uncovered mortgage dollar rolls and investments in when-issued securities (see descriptions herein) as well as investing in securities that are issued on a "to-be-announced" basis (commonly referred to as "TBA's") which are purchased prior to their actual issuance. Examples of transactions which are not included in the calculation of the Fund's total leverage-creating transactions are covered dollar rolls and collateralized securities lending.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund's borrowings and other senior securities. Investing in dollar rolls creates leverage (unless they are "covered dollar rolls," see description below) and are included in the calculation of the Fund's total leverage-creating transactions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements. Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund's total leverage-creating transaction.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

         Inter-american   Development  Bank  and  the  International Bank for
Reconstruction and Development

         The Fund may be subject to risks associated with obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development. Because these banks are supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Sovereign Debt Obligations

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal  Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

         The Fund may invest in Domestic Equity Depository Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

         Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

         The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.

                        PURCHASE AND REDEMPTION OF SHARES

         You may buy  shares of the Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Evergreen fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         The Fund offers Class A shares with a front-end sales charge applied to your initial investment at the time of purchase. The following is a complete list of the sales charge schedules applicable to purchases of Class A shares:

        ---------------------------- ----------------- ------------------
Equity Funds    Your Investment         As a % of NAV       As a % of your
                                       excluding sales       investment
                                           charge

        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
            Up to $49,999                5.75%             6.10%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
            $50,000-$99,999              4.50%             4.71%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
            $100,000-$249,999            3.75%             3.90%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
            $250,000-$499,999            2.50%             2.56%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
            $500,000-$999,999            2.00%             2.04%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
            $1,000,000-$2,999,999        0.00%             0.00%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
            $3,000,000-$4,999,999        0.00%             0.00%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
            $5,000,000 or greater        0.00%             0.00%
        ---------------------------- ----------------- ------------------

        ---------------------------- ----------------- ------------------
Long-term Bond     Your Investment      As a % of NAV      As a % of your
Funds                                   excluding sales      investment
                                           charge
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
             Up to $49,999                4.75%             4.99%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
             $50,000-$99,999              4.50%             4.71%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
             $100,000-$249,999            3.75%             3.90%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
             $250,000-$499,999            2.50%             2.56%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
             $500,000-$999,999            2.00%             2.04%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
             $1,000,000-$2,999,999        0.00%             0.00%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
             $3,000,000-$4,999,999        0.00%             0.00%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
             $5,000,000 or greater        0.00%             0.00%
        ---------------------------- ----------------- ------------------

        ---------------------------- ----------------- ------------------
Short-term Bond    Your Investment     As a % of NAV      As a % of your
Funds                                 excluding sales       investment
                                         charge

        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
             Up to $49,999                3.25%             3.36%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
             $50,000-$99,999              3.00%             3.09%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
             $100,000-$249,999            2.50%             2.56%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
             $250,000-$499,999            2.00%             2.04%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
             $500,000-$999,999            1.50%             1.52%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
             $1,000,000-$2,999,999        0.00%             0.00%
        ---------------------------- ----------------- ------------------
        ---------------------------- ----------------- ------------------
             $3,000,000 or greater        0.00%             0.00%
        ---------------------------- ----------------- ------------------

         There is no front-end sales charge imposed on Class A shares of Evergreen's money market funds. If you purchase Class A shares in the amount of $1 million or more, without a front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a)  institutional  investors,  which may  include  bank trust departments  and
registered  investment  advisors;   (b)  investment  advisors,  consultants  or
financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of Wachovia Corporation (Wachovia), and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an

Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at NAV without a front-end sales charge. However, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME                                                    CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                               5.00%
Second 12-month period following the month of purchase               4.00%
Third 12-month period following the month of purchase                3.00%
Fourth 12-month period following the month of purchase               3.00%
Fifth 12-month period following the month of purchase                2.00%
Sixth 12-month period following the month of purchase                1.00%
Thereafter                                                           0.00%

         Class B shares that have been outstanding for eight years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require thereturn of the stock certificate to Evergreen Service Company, LLC (ESC).

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

Class C Shares

         The Fund offers Class C shares with a front-end sales charge of 1.00% applied to your initial investment at the time of purchase. The front-end sales charge may be waived under certain circumstances. In addition, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME                                                    CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                               1.00%

Thereafter                                                           0.00%

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

         Class C shares purchased through either an omnibus account with Merrill Lynch Investment Manager, L.P.or any account with Morgan Stanley DW Inc. will not be subject to the 1.00% front-end sales charge and will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares (also referred to as Institutional Shares)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class Y shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without a front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

         Administrative Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each  institutional  class of shares is sold without a front-end  sales
charge  or deferred  sales  charge.   Administrative,  Institutional  Service,
Investor,  Participant,   Reserve  and  Resource  shares each  pay Rule  12b-1
distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

         1. purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3. institutional investors, which may include bank trust departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

         7. employees of Wachovia, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen funds, EDI or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

         5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a
        Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

         (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                P(1+T)n = ERV
Where:

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                P(1+T)n = ATV D

Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions). n = number of years.
         ATVD = ending redeemable value of
                the initial $1,000, after taxes on
                fund distributions but not after
                taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total return quotations, less taxes due on distributions and redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:

                                P(1+T)n = ATV DR

Where:
         P = initial payment of $1,000.
         T =  average annual total return (after taxes on distributions and redemptions).
         n =  number of years.
         ATVDR = ending redeemable value of
                 the initial $1,000, after taxes on
                 fund distributions and redemption.

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                      Yield = 2[(a-b+1)6 - 1]
                                 cd
Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

              Effective Yield = [(base period return + 1)365/7] - 1

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                           Yield
                Tax Equivalent Yield = ______________
                                       1-Income Tax Rate

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The
12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.

         -------------------------- --------------------------
                                      Current Maximum
             Class                 12b-1 Fees Allowed Under
                                        the Plans

          -------------------------- --------------------------
          -------------------------- --------------------------
                A                          0.75%(a)
          -------------------------- --------------------------
          -------------------------- --------------------------
                B                          1.00%
          -------------------------- --------------------------
          -------------------------- --------------------------
                C                          1.00%
          -------------------------- --------------------------
          -------------------------- --------------------------
                S                          0.75%(b)
          -------------------------- --------------------------
          -------------------------- --------------------------
                S1                         0.75%(b)
          -------------------------- --------------------------
          -------------------------- --------------------------
                Administrative             0.75%(c)
          -------------------------- --------------------------
          -------------------------- --------------------------
                Institutional Service      0.75%(d)
          -------------------------- --------------------------
          -------------------------- --------------------------
                Investor                   0.75%(e)
          ------------------------- --------------------------
          -------------------------- --------------------------
                Participant                0.75%(f)
          -------------------------- --------------------------
          -------------------------- --------------------------
                Reserve                    0.75%(g)
          -------------------------- --------------------------
          -------------------------- --------------------------
                Resource                   1.00%(h)
          -------------------------- --------------------------

         (a) Currently limited to 0.30% or less on Evergreen money market funds and 0.25% or less for all other Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         (b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         (c) Currently limited to 0.05% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         (d) Currently limited to 0.25% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See th eexpense table in the prospectus of the Fund in which you are interested.

         (e) Currently limited to 0.10% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         (f) Currently limited to 0.50% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         (g) Currently limited to 0.65% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         (h) Currently limited to 0.80% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Fund. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. Wachovia or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares, as applicable, of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of a Fund for Class A and Institutional Service shares (excluding Evergreen money market funds, Evergreen
Short-Intermediate Municipal Bond Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate Fund, this rate applies to sales made after January 1, 1997.

         The rate of service fees of a Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of a Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of a Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

         The rate of service fees of a Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of a Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of a Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         The rate of such service fees of a Fund for Class B shares will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         EDI will pay service fees to investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI pays commissions to investment firms for sales of Class A shares at the following rates:

             -------------------------------- --------------------------------
Equity Funds   Your Investment                  Dealer Commission as a %
                                                of NAV
             -------------------------------- --------------------------------
                Up to $49,999                    5.00%
              -------------------------------- --------------------------------
               -------------------------------- --------------------------------
                $50,000-$99,999                  4.25%
              -------------------------------- --------------------------------
              -------------------------------- --------------------------------
                $100,000-$249,999                3.25%
              -------------------------------- --------------------------------
             -------------------------------- --------------------------------
                $250,000-$499,999                2.00%
             -------------------------------- --------------------------------
             -------------------------------- --------------------------------
                $500,000-$999,999                1.75%
             -------------------------------- --------------------------------
             -------------------------------- --------------------------------
                $1,000,000-$2,999,999            1.00% of the first $2,999,999,
             -------------------------------- --------------------------------
             -------------------------------- --------------------------------
                $3,000,000-$4,999,999            0.50% of the next $2,000,000,
             -------------------------------- --------------------------------
             -------------------------------- --------------------------------
                $5,000,000 or greater            0.25% of amounts equal to or
                                                 over $5,000,000*
              -------------------------------- --------------------------------
              * Evergreen  Equity Index Fund pays 0.25% to investment firms for all amounts over $1,000,000.

              -------------------------------- --------------------------------
Long-term Bond Funds   Your Investment          Dealer Commission as a % of NAV
              -------------------------------- --------------------------------
              -------------------------------- --------------------------------
                       Up to $49,999                    4.25%
              -------------------------------- --------------------------------
              -------------------------------- --------------------------------
                       $50,000-$99,999                  4.25%
              -------------------------------- --------------------------------
              -------------------------------- --------------------------------
                       $100,000-$249,999                3.25%
              -------------------------------- --------------------------------
              -------------------------------- --------------------------------
                       $250,000-$499,999                2.00%
              -------------------------------- --------------------------------
              -------------------------------- --------------------------------
                       $500,000-$999,999                1.75%
              -------------------------------- --------------------------------
              -------------------------------- --------------------------------
                       $1,000,000-$2,999,999            1.00% of the first
                                                        $2,999,999,
              -------------------------------- --------------------------------
              -------------------------------- --------------------------------
                       $3,000,000-$4,999,999            0.50% of the next
                                                        $2,000,000,
              -------------------------------- --------------------------------
              -------------------------------- --------------------------------
                       $5,000,000 or greater            0.25% of amounts equal
                                                        to or over $5,000,000
              -------------------------------- --------------------------------

              -------------------------------- --------------------------------
Short-term Bond Funds   Your Investment        Dealer Commission as a % of NAV
              -------------------------------- --------------------------------
              -------------------------------- --------------------------------
                      Up to $49,999                    2.75%
               -------------------------------- --------------------------------
               -------------------------------- --------------------------------
                      $50,000-$99,999                  2.75%
               -------------------------------- --------------------------------
               -------------------------------- --------------------------------
                      $100,000-$249,999                2.25%
               -------------------------------- --------------------------------
               -------------------------------- --------------------------------
                      $250,000-$499,999                1.75%
               -------------------------------- --------------------------------
               -------------------------------- --------------------------------
                      $500,000-$999,999                1.25%
               -------------------------------- --------------------------------
               -------------------------------- --------------------------------
                      $1,000,000-$2,999,999            0.50% of the first
                                                       $2,999,999,
              -------------------------------- --------------------------------
              -------------------------------- --------------------------------
                      $3,000,000 or greater            0.25% of amounts equal
                                                       to or over $3,000,000**
              -------------------------------- --------------------------------
              ** Evergreen Adjustable Rate Fund pays 0.25% to investment firms for all amounts over $1,000,000.

         EDI pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

         EDI pays commissions to investment firms for sales of Class C shares in the amount of 2.00% of shares sold at the time of purchase. Alternatively, EDI pays commissions to Merrill Lynch Investment Manager, L.P. and Morgan Stanley DW Inc. for sales of Class C shares in the amount of 1.00% of shares sold at the time of purchase.

         EDI will also pay subsequent commissions to investment firms for sales of Class C shares based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares of a Fund.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30% in 2003 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including Wachovia Securities, Inc., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

     Wachovia Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund. Wachovia Securities, Inc., is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. Evergreen Investment Management Company, LLC (EIMC) is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Marsico Capital Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended November 30, 2002, the Executive Committee held nine committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell and Dr. Russell A. Salton, III, each of whom is an Independent Trustee. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended November 30, 2002, the Audit Committee held four committee meetings.

     The Trust has a Performance Committee which consists of the Chairman of the Committee, Richard J. Shima, Dr. Leroy Keith, David M. Richardson, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds, reviews the performance of the other service providers to the Evergreen funds, and assesses the performance of the Evergreen funds. For the fiscal year ended November 30, 2002, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:


-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                                                                   Number of
                                                                                                  Portfolios           Other

        Name and                        Beginning                                                 Overseen in      Directorships
      Date of Birth         Position     Year of       Principal Occupations for Last Five      Evergreen Funds     held outside
                              with       Term of                      Years                      Complex as of      of Evergreen
                             Trust       Office*                                                  12/31/2002       Funds Complex

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Investment Counselor, Anchor Capital
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; Director,
                                                     The Francis Ouimet Society; Former
Charles A. Austin III                                Investment Counselor, Appleton
DOB: 10/23/1934                                      Partners, Inc. (investment advice);
                                                     Former Director, Health Development

                            Trustee        1991      Corp. (fitness-wellness centers);                108               None
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Chairman   and   President,
                                                     Oldways   Preservation  and
                                                     Exchange Trust (education);
                                                     Trustee,    Treasurer   and
                                                     Chairman   of  the  Finance
                                                     Committee,        Cambridge
                                                     College;   Former  Managing
                                                     Partner,  Roscommon Capital
                                                     Corp.;

K. Dun Gifford                                       Former Chairman of the Board, Director,
DOB: 10/23/1938                                      and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                            Trustee        1974      Drescher & Associates (environmental             108               None
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner, Stonington Partners, Inc.
                                                     (private investment firm); Trustee of
                                                     Phoenix Series Fund, Phoenix
                                                     Multi-Portfolio Fund, and The Phoenix
                                                     Big Edge Series Fund; Former Chairman
                                                     of the Board and Chief Executive
                                                     Officer, Carson Products Company                             Trustee,
Dr. Leroy Keith, Jr.                                 (manufacturing); Former Director of                          Phoenix Series
DOB: 2/14/1939                                       Phoenix Total Return Fund and Equifax,                       Fund, Phoenix
                                                     Inc. (worldwide information                                  Multi-Portfolio
                                                     management); Former President,                               Fund, and The
                            Trustee        1983      Morehouse College; Former Director,              108         Phoenix Big
                                                     Mentor Income Fund, Inc.; Former                             Edge Series Fund
                                                     Trustee, Mentor Funds and Cash Resource
                                                     Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------






-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Sales Manager, SMI STEEL Co. - South
                                                     Carolina (steel producer); Former Sales

Gerald M. McDonnell                                  and Marketing Management, Nucor Steel
DOB: 7/14/1939                                       Company; Former Director, Mentor Income
                            Trustee        1988      Fund, Inc.; Former Trustee, Mentor               108               None
                                                     Funds and Cash Resource Trust.

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner and Vice President, Kellam &
                                                     Pettit, P.A. (law firm); Former
William Walt Pettit                                  Director, Mentor Income Fund, Inc.;
DOB: 8/26/1955              Trustee        1984      Former Trustee, Mentor Funds and Cash            108               None
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     President, Richardson, Runden & Company
                                                     (recruitment business
                                                     development/consulting company);
                                                     Managing Director, Kennedy Information,
                                                     Inc. (executive recruitment information
                                                     and research company); Trustee, NDI
                                                     Technologies, LLP (communications);
David M. Richardson                                  Director, J&M Cumming Paper Co. (paper
DOB: 9/19/1941                                       merchandising); Columnist, Commerce and
                                                     Industry Association of New Jersey;
                                                     Former Vice Chairman, DHR

                            Trustee        1982      International, Inc. (executive                   108               None
                                                     recruitment); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Dr. Russell A. Salton,      Trustee        1984      President/CEO, AccessOne MedCard;                108               None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------




-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Attorney, Law Offices of Michael S.
Michael S. Scofield                                  Scofield; Former Director, Mentor
DOB: 2/20/1943                                       Income Fund, Inc.; Former Trustee,
                            Trustee        1984      Mentor Funds and Cash Resource Trust.            108               None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Independent Consultant; Director, Trust
                                                     Company of CT; Trustee, Saint Joseph
                                                     College (CT); Director of Hartford
                                                     Hospital, Old State House Association;
                                                     Trustee, Greater Hartford YMCA; Former

Richard J. Shima                                     Director of Enhance Financial Services,
DOB: 8/11/1939                                       Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director,
                                                     Middlesex Mutual Assurance Company;
                            Trustee        1993      Former Director, Mentor Income Fund,             108               None
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------





Interested Trustee:

------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Member and Former President, North
                                                     Carolina Securities Traders
                                                     Association; Member, Financial Analysts
                                                     Society; Former Chief Investment

Richard K. Wagoner,                                  Officer, Executive Vice President and
CFA**                                                Head of Capital Management Group, First
DOB: 12/12/1937                                      Union National Bank; Former Consultant
                                                     to the Boards of Trustees of the
                           Trustee         1999      Evergreen funds; Former Member, New              108               None
                                                     York Stock Exchange; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation, the parent to the funds' investment advisor.

Trustee Ownership of Evergreen funds shares

         Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2002.

----------------------------- ---------------------------------------------- -------------------- --------------------
                                                                                                   Aggregate Dollar

          Trustee             Fund                                             Dollar Range of         Range of
                                                                             Investment in Fund     Investments in

                                                                                                    Evergreen Funds
                                                                                                        Complex

----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
Charles A. Austin III *       Evergreen Health Care Fund                     $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Dun K. Gifford*               None**
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Leroy Keith, Jr.          None
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Capital Growth Fund                  $1-$10,000
Gerald M. McDonnell *                                                                             $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Health Care Fund                     $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
William Walt Pettit *         Evergreen Aggressive Growth Fund               $1-$10,000           $10,001-$50,000
============================= ---------------------------------------------- -------------------- ====================
============================= ---------------------------------------------- -------------------- ====================
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
============================= ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Global Leaders Fund                  $1-$10,000
============================= ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Growth and Income Fund               $1-$10,000
============================= ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $1-$10,000
============================= ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
============================= ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
David M. Richardson           Evergreen Equity Index Fund                    $10,001-$50,000      $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Russell A. Salton, III *  None
============================= ============================================== ==================== ====================





============================= ============================================== ==================== ====================
Michael S. Scofield *         Evergreen Aggressive Growth Fund               $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Balanced Fund                        $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Core Bond Fund                       $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Index Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Short Intermediate Bond Fund         $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Treasury Money Market Fund           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
                              Evergreen Connecticut Municipal Bond Fund      $50,001-$100,000
Richard J. Shima                                                                                  Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen International Growth Fund            $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
Richard K. Wagoner            Evergreen Emerging Growth Fund                 $50,001-$100,000     Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Small Cap Value Fund                 Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------

* In addition to the above investment amounts, the Trustee has over $100,000 indirectly invested in certain of the Evergreen funds through Deferred Compensation Plans.

** In January 2003, Mr. Gifford made an investment of $10,001 - $50,000 in the Evergreen Money Market Fund.

         Set forth below are the officers of each of the nine Evergreen Trusts.

-------------------------------- ------------------------ -------------------------------------------------------------

         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

William M. Ennis                 President                President and Chief Executive Officer, Evergreen Investment
401 S. Tryon, 12th Floor                                  Company, Inc and Chief Operating Officer, Capital
Charlotte, NC 28288                                       Management Group, Wachovia Bank, N.A.
DOB: 6/26/1960

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/1960                                            Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Nimish S. Bhatt                 Vice  President and       Vice President, Tax, BISYS Fund Services; former Assistant
BISYS                           Assistant  Treasurer      Vice President, EAMC/First Union National Bank; former
3435 Stelzer Road                                         Senior Tax Consulting/Acting Manager, Investment Companies
Columbus, OH  43219-8001                                  Group, PricewaterhouseCoopers LLP, New York.
DOB: 6/6/1963

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Bryan Haft                       Vice President           Team Leader, Fund Administration, BISYS Fund Services.
BISYS
3435 Stelzer Road
Columbus, OH 43219-8001
DOB: 1/23/1965

-------------------------------- ------------------------ -------------------------------------------------------------

                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

================= ================ =============== ========================

     MOODY'S           S&P              FITCH           Credit Quality

================= ================ =============== =======================
----------------- ---------------- --------------- ------------------------

     Aaa               AAA              AAA           Excellent Quality
                                                      (lowest risk)
----------------- ---------------- --------------- ------------------------
----------------- ---------------- --------------- ------------------------
     Aa                AA               AA            Almost Excellent
                                                      Quality (very low risk)
----------------- ---------------- --------------- ------------------------
----------------- ---------------- --------------- ------------------------
     A                 A                A             Good Quality (low risk)
----------------- ---------------- --------------- ------------------------
----------------- ---------------- --------------- ------------------------
     Baa               BBB              BBB           Satisfactory Quality
                                                      (some risk)
----------------- ---------------- --------------- ------------------------
 ----------------- ---------------- --------------- ------------------------
     Ba                BB               BB            Questionable Quality
                                                      (definite risk)
----------------- ---------------- --------------- ------------------------
----------------- ---------------- --------------- ------------------------
     B                 B                B             Low Quality (high risk)
----------------- ---------------- --------------- ------------------------
----------------- ---------------- --------------- ------------------------
     Caa/Ca/C          CCC/CC/C         CCC/CC/C      In or Near Default
----------------- ---------------- --------------- ------------------------
----------------- ---------------- --------------- ------------------------

                       D                DDD/DD/D      In Default
================= ================ =============== ========================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

     DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION

Item 23    Exhibits

Exhibit

Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on October 8, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 16
                                                                 Filed on April 27, 2001

(c)       Provisions  of  instruments  defining  the rights      Included as part of Exhibits  a and b above
          of  holders of the  securities  being  registered
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII


(d)       Investment Advisory and Management Agreement           Contained herein.
          between the Registrant and Evergreen Investment
          Management Company, LLC

(e)(1)    Administrative Class Principal Underwriting Agreement  Contained herein.
          between the Registrant and Evergreen Distributor, Inc.

(e)(2)    Institutional Class and Institutional Service Class    Contained herein.
          Principal Underwriting Agreement between the
          Registrant and Evergreen Distributor, Inc.

(e)(3)    Investor Class Principal Underwriting Agreement        Contained herein.
          between the Registrant and Evergreen
          Distributor, Inc.

(e)(4)    Participant Class Principal Underwriting Agreement     Contained herein.
          between the Registrant and Evergreen
          Distributor, Inc.

(e)(5)    Reserve Class Principal Underwriting Agreement         Contained herein.
          between the Registrant and Evergreen
          Distributor, Inc.

(e)(6)    Resource Class Principal Underwriting Agreement        Contained herein.
          between the Registrant and Evergreen
          Distributor, Inc.

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 23
                                                                 Filed on June 28, 2002

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 2
                                                                 Filed on May 29, 1998

(g)(2)    Letter Amendment to Custodian Agreement                Incorporated by reference to Registrant's
          between Registrant and State Street Bank and Trust     Post-Effective Amendment No. 24
          Company (Prime Cash Management Fund)                   Filed on October 25, 2002

(g)(3)    Amended Pricing Schedule to Custodian Agreement        Contained herein.
          between Registrant and State Street Bank
          and Trust Co.

(h)(1)    Administrative Services Agreement between              Incorporated by reference to
          the Registrant and Evergreen Investment                Registrant's Post-Effective Amendment No. 23
          Services, Inc.                                         Filed on June 28, 2002

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company, LLC          Registrant's Post-Effective Amendment No. 23
                                                                 Filed on June 28, 2002

(h)(3)    Transfer Agent Agreement between the Registrant,       Incorporated by reference to Registrant's
          on behalf of SNAP Fund only, and State Street          Post-Effective Amendment No. 16
          Bank and Trust Company                                 Filed on April 27, 2001

(h)(4)    Sub-Transfer Agent Agreement between Registrant,       Incorporated by reference to Registrant's
          on behalf of SNAP Fund only, and Evergreen             Post-Effective Amendment No. 16
          Service Company, LLC                                   Filed on April 27, 2001

(h)(5)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to Registrant's
          between the Registrant and Evergreen Service           Post-Effective Amendment No. 24
          Company, LLC (Evergreen Prime Cash Management          Filed on October 25, 2002
          Money Market Fund)

(i)(1)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 1
                                                                 Filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
          (re: SNAP)                                             Post-Effective Amendment No. 7
                                                                 Filed on August 17, 1999

(j)(1)    Consent of Ernst & Young LLP                           Incorporated by reference to Registrant's
            Prime Cash Management Money Market Fund              Post-Effective Amendment No. 22
                                                                 Filed on June 10, 2002

(j)(2)    Consent of KPMG LLP                                    Incorporated by reference to
            Cash Management Money Market Fund                    Registrant's Post-Effective Amendment No. 23
            Institutional Money Market Fund                      Filed on June 28, 2002
            Institutional Municipal Money Market Fund
            Institutional Treasury Money Market Fund
            Institutional U.S. Government Money Market Fund
            Institutional 100% Treasury Money Market Fund

(j)(3)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
            SNAP Fund                                            Post-Effective Amendment No. 24
                                                                 Filed on October 25, 2002

(j)(4)    Consent of KPMG LLP                                    Contained herein
            Prime Cash Management Money Market Fund

(k)       Not applicable

(l)       Not applicable

(m)(1)    Administrative Class 12b-1 Distribution Plan           Contained herein.
          between the Registrant and Evergreen Distributor, Inc.

(m)(2)    Institutional Service 12b-1 Distribution Plan          Contained herein.
          Agreement between the Registrant and Evergreen
          Distributor, Inc.

(m)(3)    Investor Class 12b-1 Distribution Plan                 Contained herein.
          between the Registrant and Evergreen
          Distributor, Inc.

(m)(4)    Participant Class 12b-1 Distribution Plan              Contained herein.
          between the Registrant and Evergreen
          Distributor, Inc.

(m)(5)    Reserve Class 12b-1 Distribution Plan                  Contained herein.
          between the Registrant and Evergreen
          Distributor, Inc.

(m)(6)    Resource Class 12b-1 Distribution Plan                 Contained herein.
          between the Registrant and Evergreen
          Distributor, Inc.

(n)       Not applicable

(o)       Multiple Class Plan                                    Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 19
                                                                 Filed on October 25, 2001

(p)       Code of Ethics                                         Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 19
                                                                 Filed on October 25, 2001


Item 24.       Persons Controlled by or Under Common Control with Registrant.

       None

Item 25.       Indemnification.


     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions  for the  indemnification  of  Evergreen  Investment  Management
Company,  LLC,  the  Registrant's   Investment  Advisor  are  contained  in  the
Investment Advisory and Management Agreement.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the  indemnification of Evergreen Service Company,  LLC, the
Registrant's   transfer  agent,   are  contained  in  the  Master  Transfer  and
Recordkeeping Agreement between Evergreen Service Company, LLC and the
Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

        The Directors and principal  executive  officers of Wachovia Bank, N.A.
are:

G. Kennedy Thompson                Chairman, Chief Executive Officer,
                                   President and Director, Wachovia
                                   Corporation and Wachovia Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   Wachovia Bank, N.A.

Robert P. Kelly                    Senior Executive Vice President and
                                   Chief Financial Officer, Wachovia Corporation and Wachovia Bank, N.A.

         All of the above  persons are located at the following  address:
Wachovia Bank, N.A., One Wachovia Center, Charlotte, NC 28288-0630.

Item 27.       Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Tomko, Sheehan, Dell and Mangum are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288-0630

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

               Not Applicable

Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of March, 2003.

                                         EVERGREEN SELECT MONEY MARKET TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of March, 2003.


/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce*                Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Russell A. Salton, III MD      /s/ Richard J. Shima
-----------------------------    -----------------------------       ------------------------------
Gerald M. McDonnell*             Russell A. Salton, III MD*         Richard J. Shima*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Richard K. Wagoner
------------------------------   ------------------------------     ---------------------------
Michael S. Scofield*              David M. Richardson*              Richard K. Wagoner*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.
------------------------------
Leroy Keith, Jr.*
Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact

*Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number    Exhibit
------    -------
(d) Investment Advisory and Management Agreement between the Registrant and Evergreen Investment
          Management Company, LLC

(e)(1) Administrative Class Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

(e)(2)    Institutional Class and Institutional Service Class
          Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

(e)(3) Investor Class Principal Underwriting Agreement between the Registrant and Evergreen
          Distributor, Inc.

(e)(4) Participant Class Principal Underwriting Agreement between the Registrant and Evergreen
          Distributor, Inc.

(e)(5) Reserve Class Principal Underwriting Agreement between the Registrant and Evergreen
          Distributor, Inc.

(e)(6) Resource Class Principal Underwriting Agreement between the Registrant and Evergreen
          Distributor, Inc.

(g)(3) Amended Pricing Schedule to Custodian Agreement between Registrant and State Street Bank and Trust Co.

(j)(4)    Consent of KPMG LLP
            Prime Cash Management Money Market Fund

(m)(1) Administrative Class 12b-1 Distribution Plan between the Registrant and Evergreen Distributor, Inc.

(m)(2)    Institutional Service 12b-1 Distribution Plan
          Agreement between the Registrant and Evergreen
          Distributor, Inc.

(m)(3)    Investor Class 12b-1 Distribution Plan
          between the Registrant and Evergreen
          Distributor, Inc.

(m)(4) Participant Class 12b-1 Distribution Plan between the Registrant and Evergreen
          Distributor, Inc.

(m)(5)    Reserve Class 12b-1 Distribution Plan
          between the Registrant and Evergreen
          Distributor, Inc.

(m)(6)    Resource Class 12b-1 Distribution Plan
          between the Registrant and Evergreen
          Distributor, Inc.

           EXHIBIT (d) -- Investment Advisory and Management Agreement between the Registrant and Evergreen Investment Management Company, LLC

                                                 June 7, 2002

Evergreen Select Money Market Trust
200 Berkeley Street
Boston, MA 02116

Re:               Evergreen Prime Cash Management Money Market Fund

Ladies and Gentlemen:

Please be advised that Evergreen Investment Management Company, LLC agrees to waive fees and/or reimburse expenses in order to limit the Annual Total Fund Operating Expenses of Evergreen Prime Cash Management Money Market Fund to 0.18% for Class I, beginning as of the date of this letter and ending June 7, 2003.

Please indicate your acceptance of this letter on behalf of the Trust by signing the enclosed copy of this letter where indicated.

                                  Sincerely yours,

                                  EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC



                                  By: /s/ Christopher P. Conkey
                                     _________________________
                                       Christopher P. Conkey
                                       Executive Managing Director


RECEIVED AND ACKNOWLEDGED:

EVERGREEN SELECT MONEY MARKET TRUST



By:      /s/ Michael H. Koonce
         _____________________________
         Michael H. Koonce
         Secretary

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

         AGREEMENT made the 11th day of May 2001, by and between EVERGREEN SELECT MONEY MARKET TRUST, a Delaware business trust (the "Trust") and EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC, a Delaware corporation (the "Adviser").

         WHEREAS, the Trust and the Adviser wish to enter into an Agreement setting forth the terms on which the Adviser will perform certain services for the Trust, its series of shares as listed on Schedule 1 to this Agreement and each series of shares subsequently issued by the Trust (each singly a "Fund" or collectively the "Funds").

         THEREFORE, in consideration of the promises and the mutual agreements hereinafter contained, the Trust and the Adviser agree as follows:

                  1. (a) The Trust hereby employs the Adviser to manage and administer the operation of the Trust and each of its Funds, to supervise the provision of the services to the Trust and each of its Funds by others, and to manage the investment and reinvestment of the assets of each Fund of the Trust in conformity with such Fund's investment objectives and restrictions as may be set forth from time to time in the Fund's then current prospectus and statement of additional information, if any, and other governing documents, all subject to the supervision of the Board of Trustees of the Trust, for the period and on the terms set forth in this Agreement. The Adviser hereby accepts such employment and agrees during such period, at its own expense, to render the services and to assume the obligations set forth herein, for the compensation provided herein. The Adviser shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

                  (b) In the event that the Trust establishes one or more Funds, in addition to the Funds listed on Schedule 1, for which it wishes the Adviser to perform services hereunder, it shall notify the Adviser in writing. If the Adviser is willing to render such services, it shall notify the Trust in writing and such Fund shall become a Fund hereunder and the compensation payable to the Adviser by the new Fund will be as agreed in writing at the time.

                  2. The Adviser shall place all orders for the purchase and sale of portfolio securities for the account of each Fund with broker-dealers selected by the Adviser. In executing portfolio transactions and selecting broker-dealers, the Adviser will use its best efforts to seek best execution on behalf of each Fund. In assessing the best execution available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any (all for the specific transaction and on a continuing basis). In evaluating the best execution available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are used in
Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act")) provided to a Fund and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised.

                  3. The Adviser, at its own expense, shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties from time to time, all necessary office facilities, equipment and personnel in connection with its services hereunder, and shall arrange, if desired by the Trust, for members of the Adviser's organization to serve without salaries from the Trust as officers or, as may be agreed from time to time, as agents of the Trust. The Adviser assumes and shall pay or reimburse the Trust for:

         (a) the compensation (if any) of the Trustees of the Trust who are affiliated with the Adviser or with its affiliates, or with any adviser retained by the Adviser, and of all officers of the Trust as such; and

         (b) all expenses of the Adviser incurred in connection with its services hereunder.

         The Trust assumes and shall pay all other expenses of the Trust and its Funds, including, without limitation:

         (a) all charges and expenses of any custodian or depository appointed by the Trust for the safekeeping of the cash, securities and other property of any of its Funds;

         (b) all charges and expenses for bookkeeping and auditors;

         (c) all charges and expenses of any transfer agents and registrars appointed by the Trust;

         (d) all fees of all Trustees of the Trust who are not affiliated with the Adviser or any of its affiliates, or with any adviser retained by the Adviser;

         (e) all brokers' fees, expenses, and commissions and issue and transfer taxes chargeable to a Fund in connection with transactions involving securities and other property to which the Fund is a party;

         (f) all costs and expenses of distribution of shares of its Funds incurred pursuant to Plans of Distribution adopted under Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act");

         (g) all taxes and trust fees payable by the Trust or its Funds to Federal, state, or other governmental agencies;

         (h) all costs of certificates representing shares of the Trust or its Funds;

         (i) all fees and expenses involved in registering and maintaining registrations of the Trust, its Funds and of their shares with the Securities and Exchange Commission (the "Commission") and registering or qualifying the Funds' shares under state or other securities laws, including, without limitation, the preparation and printing of registration statements, prospectuses, and statements of additional information for filing with the Commission and other authorities;

         (j) expenses of preparing, printing, and mailing prospectuses and statements of additional information to shareholders of each Fund of the Trust;

         (k) all expenses of shareholders' and Trustees' meetings and of preparing, printing, and mailing notices, reports, and proxy materials to shareholders of the Funds;

         (l) all charges and expenses of legal counsel for the Trust and its Funds and for Trustees of the Trust in connection with legal matters relating to the Trust and its Funds, including, without limitation, legal services rendered in connection with the Trust and its Funds' existence, trust, and financial structure and relations with its shareholders, registrations and qualifications of securities under Federal, state, and other laws, issues of securities, expenses which the Trust and its Funds have herein assumed, whether customary or not, and extraordinary matters, including, without limitation, any litigation involving the Trust and its Funds, its Trustees, officers, employees, or agents;

         (m) all charges and expenses of filing annual and other reports with the Commission and other authorities; and

         (n) all extraordinary expenses and charges of the Trust and its Funds.

         In the event that the Adviser provides any of these services or pays any of these expenses, the Trust and any affected Fund will promptly reimburse the Adviser therefor.

         The services of the Adviser to the Trust and its Funds hereunder are not to be deemed exclusive, and the Adviser shall be free to render similar services to others.

         4. As compensation for the Adviser's services to the Trust with respect to each Fund during the period of this Agreement, the Trust will pay to the Adviser a fee at the annual rate set forth on Schedule 2 for such Fund.

         The Adviser's fee is computed as of the close of business on each business day. A pro rata portion of the Trust's fee with respect to a Fund shall be payable in arrears at the end of each day or calendar month as the Adviser may from time to time specify to the Trust. If and when this Agreement terminates, any compensation payable hereunder for the period ending with the date of such termination shall be payable upon such termination. Amounts payable hereunder shall be promptly paid when due.

         5. The Adviser may enter into an agreement to retain, at its own expense, a firm or firms ("SubAdviser") to provide the Trust with respect to all or any of its Funds all of the services to be provided by the Adviser hereunder, if such agreement is approved as required by law. Such agreement may delegate to such SubAdviser all of Adviser's rights, obligations, and duties hereunder.

         6. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any of its Funds in connection with the performance of this Agreement, except a loss resulting from the Adviser's willful misfeasance, bad faith, gross negligence, or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, Director, partner, employee, or agent of the Adviser, who may be or become an officer, Trustee, employee, or agent of the Trust, shall be deemed, when rendering services to the Trust or any of its Funds or acting on any business of the Trust or any of its Funds (other than services or business in connection with the Adviser's duties hereunder), to be rendering such services to or acting solely for the Trust or any of its Funds and not as an officer, Director, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it.

         7. The Trust shall cause the books and accounts of each of its Funds to be audited at least once each year by a reputable independent public accountant or organization of public accountant or organization of public accountants who shall render a report to the Trust.

         8. Subject to and in accordance with the Declaration of Trust of the Trust, the governing documents of the Adviser and the governing documents of any SubAdviser, it is understood that Trustees, Directors, officers, agents and shareholders of the Trust or any Adviser are or may be interested in the Adviser (or any successor thereof) as Directors and officers of the Adviser or its affiliates, as stockholders of First Union Corporation or otherwise; that Directors, officers and agents of the Adviser and its affiliates or stockholders of First Union Corporation are or may be interested in the Trust or any Adviser as Trustees, Directors, officers, shareholders or otherwise; that the Adviser (or any such successor) is or may be interested in the Trust or any SubAdviser as shareholder, or otherwise; and that the effect of any such adverse interests shall be governed by the Declaration of Trust of the Trust, governing documents of the Adviser and governing documents of any SubAdviser.

         9. This Agreement shall continue in effect until December 31, 2001 and after such date (a) such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Trust, and (b) such renewal has been approved by the vote of the majority of Trustees of the Trust who are not interested persons, as that term is defined in the 1940 Act, of the Adviser or of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

         10. On sixty days' written notice to the Adviser, this Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of the unaffected Funds; and on sixty days' written notice to the Trust, this Agreement may be terminated at any time without the payment of any penalty by the Adviser. This Agreement shall automatically terminate upon its assignment (as that term is defined in the 1940 Act). Any notice under this Agreement shall be given in writing, addressed and delivered, or mailed postage prepaid, to the other party at the main office of such party.

         11. This Agreement may be amended at any time by an instrument in writing executed by both parties hereto or their respective successors, provided that with regard to amendments of substance such execution by the Trust shall have been first approved by the vote of the holders of a majority of the outstanding voting securities of the affected Funds and by the vote of a majority of Trustees of the Trust who are not interested persons (as that term is defined in the 1940 Act) of the Adviser, any predecessor of the Adviser, or of the Trust, cast in person at a meeting called for the purpose of voting on such approval. A "majority of the outstanding voting securities" of the Trust or the affected Funds shall have, for all purposes of this Agreement, the meaning provided therefor in the 1940 Act.

         12. Any compensation payable to the Adviser hereunder for any period other than a full year shall be proportionately adjusted.

         13. The provisions of this Agreement shall be governed, construed, and enforced in accordance with the laws of the State of Delaware.

         IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement as of the day and year first above written.

                  EVERGREEN SELECT MONEY MARKET TRUST, on behalf of each of the series listed in Schedule 1


                  By:
                  Name:
                  Title:

                  EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC


                  By:
                  Name:
                  Title:

                                                       As of March 1, 2002

                                   Schedule 1

                   Evergreen Cash Management Money Market Fund
              Evergreen Cash Management Municipal Money Market Fund Evergreen Cash Management Treasury Money Market Fund
     (formerly Evergreen Cash Management U.S. Government Money Market Fund)
             Evergreen Institutional 100% Treasury Money Market Fund
           (formerly Evergreen Select 100% Treasury Money Market Fund)
                    Evergreen Institutional Money Market Fund
                  (formerly Evergreen Select Money Market Fund)
               Evergreen Institutional Municipal Money Market Fund
             (formerly Evergreen Select Municipal Money Market Fund)
               Evergreen Institutional Treasury Money Market Fund
             (formerly Evergreen Select Treasury Money Market Fund)
            Evergreen Institutional U.S. Government Money Market Fund
          (formerly Evergreen Select U.S. Government Money Market Fund)
                      Evergreen Prime Cash Management Fund
                                   SNAP Fund

                                                            As of March 1, 2002

                                   Schedule 2

         As compensation for the Adviser's services to each Fund during the period of this Agreement, each Fund will pay to the Adviser a fee at the annual rate of:

                  Evergreen Cash Management Money Market Fund
                  Evergreen Cash Management Municipal Money Market Fund
         I.       Evergreen Cash Management Treasury Money Market Fund
--------------------------------------------------------------------------------

                  0.22 of 1% of the Average Daily Net Assets of the Fund


         II.      Evergreen Institutional 100% Treasury Money Market Fund
--------------------------------------------------------------------------------

                  0.21 of 1% of Average Daily Net Assets of the Fund


                  Evergreen Institutional Money Market Fund
                  Evergreen Institutional Municipal Money Market Fund
         III.     Evergreen Institutional Treasury Money Market Fund
--------------------------------------------------------------------------------

                  0.11 of 1% of the Average Daily Net Assets of the Fund


         IV.      Evergreen Institutional U.S. Government Money Market Fund
--------------------------------------------------------------------------------

                  0.12 of 1% of the Average Daily Net Assets of the Fund


         V.       SNAP Fund
--------------------------------------------------------------------------------

                  0.08 of 1% of the first billion dollars of the Average Daily Net Assets of the Fund; 0.06 of 1% of next billion dollars; and 0.04 of 1% of the any amounts over $2 billion dollars;

              with an additional credit to the Fund of 0.01 of 1% of the Average Daily Net Assets of the private SNAP participant accounts.


         VI.      Evergreen. Prime Cash Management Money Market Fund
--------------------------------------------------------------------------------

                  0.30 of 1% of the Average Daily Net Assets of the Fund

     EXHIBIT (e)(1) -- Administrative Class Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

                        PRINCIPAL UNDERWRITING AGREEMENT
                       EVERGREEN SELECT MONEY MARKET TRUST
                              ADMINISTRATIVE SHARES

         AGREEMENT made this 15th day of November, 2000 by and between Evergreen Select Money Market Trust on behalf of its series listed on Exhibit A attached hereto and made a part hereof (such Trust and series referred to herein as "Fund" individually or "Funds" collectively) and Evergreen Distributor, Inc., a Delaware corporation ("Principal Underwriter").

         It is hereby mutually agreed as follows:

         1. The Fund hereby appoints Principal Underwriter a principal underwriter of the Administrative shares of beneficial interest of the Fund ("Shares") as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Fund may from time to time agree, Principal Underwriter will act as agent for the Fund and not as principal.

         2. Principal Underwriter will use its best efforts to find purchasers for the Shares, to promote distribution of the Shares and may obtain orders from brokers, dealers or other persons for sales of Shares to them. No such broker, dealer or other person shall have any authority to act as agent for the Fund; such dealer, broker or other person shall act only as principal in the sale of Shares.

         3. Sales of Shares by Principal Underwriter shall be at the applicable public offering price determined in the manner set forth in the prospectus and/or statement of additional information of the Fund current at the time of the Fund's acceptance of the order for Shares; provided that Principal Underwriter also shall have the right to sell Shares at net asset value, if such sale is permissible under and consistent with applicable statutes, rules, regulations and orders. All orders shall be subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. The Fund shall not be liable to anyone for failure to accept any order.

         4. On all sales of Shares, the Fund shall receive the current net asset value, and Principal Underwriter shall be entitled to receive commission payments for sales of the Shares (as set forth on Exhibit B attached hereto and made a part hereof).

         5. The payment provisions of this Agreement shall be applicable to the extent necessary to enable the Fund to comply with the obligation of the Fund to pay Principal Underwriter in accordance with this Agreement with respect to the Shares and shall remain in effect so long as any payments are required to be made by the Fund pursuant to the irrevocable payment instruction under the Master Sale Agreement between Principal Underwriter and Mutual Fund Funding 1994-1 dated as of December 6, 1996 (the "Master Sale Agreement").

         6. Payment to the Fund for Shares shall be in New York or Boston Clearing House funds received by Principal Underwriter within (3) business days after notice of acceptance of the purchase order and the amount of the applicable public offering price has been given to the purchaser. If such payment is not received within such 3-day period, the Fund reserves the right, without further notice, forthwith to cancel its acceptance of any such order. The Fund shall pay such issue taxes as may be required by law in connection with the issue of the Shares.

         7. Principal Underwriter shall not make in connection with any sale or solicitation of a sale of the Shares any representations concerning the Shares except those contained in the then current prospectus and/or statement of additional information covering the Shares and in printed information approved by the Fund as information supplemental to such prospectus and statement of additional information. Copies of the then current prospectus and statement of additional information will be supplied by the Fund to Principal Underwriter in reasonable quantities upon request.

         8. Principal Underwriter agrees to comply with the Business Conduct Rules of the National Association of Securities Dealers, Inc.

         9. The Fund appoints Principal Underwriter as its agent to accept orders for redemptions and repurchases of Shares at values and in the manner determined in accordance with the then current prospectus and/or statement of additional information of the Fund.

         10. The Fund agrees to indemnify and hold harmless the Principal Underwriter, its officers and Directors and each person, if any, who controls the Principal Underwriter within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Principal Underwriter, its officers, Directors or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

         a) any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or

         b) any omission or alleged omission to state a material fact required to be stated in the Fund's registration statement, prospectus or statement of additional information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Fund by the Principal Underwriter for use in the Fund's registration statement, prospectus or statement of additional information, such indemnification is not applicable. In no case shall the Fund indemnify the Principal Underwriter or its controlling person as to any amounts incurred for any liability arising out of or based upon any action for which the Principal Underwriter, its officers and Directors or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

         11. The Principal Underwriter agrees to indemnify and hold harmless the Fund, its officers, Trustees and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act against any loss, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Fund, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which

         a)       may  be  based  upon  any  wrongful   act  by  the   Principal
                  Underwriter or any of its employees or representatives, or

         b)       may be based  upon any  untrue  statement  or  alleged  untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by the Principal Underwriter.

         12. The Fund agrees to execute such papers and to do such acts and things as shall from time to time be reasonably requested by Principal Underwriter for the purpose of qualifying the Shares for sale under the so-called "blue sky" laws of any state or for registering Shares under the 1933 Act or the Fund under the Investment Company Act of 1940 ("1940 Act"). Principal Underwriter shall bear the expense of preparing, printing and distributing advertising, sales literature, prospectuses and statements of additional information. The Fund shall bear the expense of registering Shares under the 1933 Act and the Fund under the 1940 Act, qualifying Shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of prospectuses, statements of additional information and reports required to be filed with the Securities and Exchange Commission and other authorities, the preparation, printing and mailing of prospectuses and statements of additional information to shareholders of the Fund and the direct expenses of the issue of Shares.

         13. To the extent required by the Fund's 12b-1 Plans, Principal Underwriter shall provide to the Board of Trustees of the Fund in connection with such 12b-1 Plans, not less than quarterly, a written report of the amounts expended pursuant to such 12b-1 Plans and the purposes for which such expenditures were made.

         14. This Agreement shall become effective as of the date of the commencement of operations of the Fund and shall remain in force for two years unless sooner terminated or continued as provided below. This Agreement shall continue in effect after such term if its continuance is specifically approved by a majority of the Trustees of the Fund and a majority of the 12b-1 Trustees referred to in the 12b-1 Plans of the Fund ("Rule 12b-1 Trustees") at least annually in accordance with the 1940 Act and the rules and regulations thereunder.

         This Agreement may be terminated at any time, without payment of any penalty, by vote of a majority of any Rule 12b-1 Trustees or by a vote of a majority of the Fund's outstanding Shares on not more than sixty (60) days written notice to any other party to the Agreement; and shall terminate automatically in the event of its assignment (as defined in the 1940 Act).

         15. This Agreement shall be construed in accordance with the laws of The Commonwealth of Massachusetts. All sales hereunder are to be made and title to the Shares shall pass, in Boston, Massachusetts.

         16. The Fund is a series of a Delaware business trust established under a Declaration of Trust, as it may be amended from time to time. The obligations of the Fund are not personally binding upon, nor shall recourse be had against, the private property of any of the Trustees, shareholders, officers, employees or agents of the Fund, but only the property of the Fund shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers thereunto duly authorized at Boston, Massachusetts, as of the day and year first written above.

                                            EVERGREEN SELECT MONEY MARKET TRUST


                                            By: /s/ Michael H. Koonce


                                            EVERGREEN DISTRIBUTOR, INC.

                                            By: /s/ Anthony J. Fischer

                                    EXHIBIT A

                                                        As revised April 1, 2003

         EVERGREENSELECT MONEY  MARKET TRUST
                Evergreen Cash Management Money Market Fund
                Evergreen Cash Management Municipal Money Market Fund Evergreen Institutional Money Market Fund
                Evergreen Institutional Municipal Money Market Fund
                Evergreen Institutional Treasury Money Market Fund
                Evergreen Institutional U.S. Government Money Market Fund Evergreen Prime Cash Management Money Market Fund

                                                        As revised April 1, 2003


                                    EXHIBIT B

                                       TO

                        PRINCIPAL UNDERWRITING AGREEMENT

                            FOR ADMINISTRATIVE SHARES

                                      DATED

                                  MAY 15, 2001

                             Schedule of Commissions

     Administrative Shares pay up to 0.05% annually of the average daily net asset shares of a Fund

      EXHIBIT (e)(2) -- Institutional Class and Institutional Service Class
            Principal Underwriting Agreement between the Registrant
                        and Evergreen Distributor, Inc.

                        PRINCIPAL UNDERWRITING AGREEMENT
                       EVERGREEN SELECT MONEY MARKET TRUST

         AGREEMENT made this 18th day of September, 1997 by and between Evergreen Select Money Market Trust on behalf of its series listed on Exhibit A attached hereto (such Trust and series referred to herein as "Fund" individually or "Funds" collectively), and Evergreen Distributor, Inc., a Delaware corporation ("Principal Underwriter").

         It is hereby mutually agreed as follows:

         1. The Fund hereby appoints Principal Underwriter a principal underwriter of the Institutional shares and Institutional Service shares of beneficial interest of the Fund ("Shares") as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Fund may from time to time agree, Principal Underwriter will act as agent for the Fund and not as principal.

         2. Principal Underwriter will use its best efforts to find purchasers for the Shares, to promote distribution of the Shares and may obtain orders from brokers, dealers or other persons for sales of Shares to them. No such brokers, dealers or other persons shall have any authority to act as agent for the Fund; such brokers, dealers or other persons shall act only as principal in the sale of Shares.

         3. Sales of Shares by Principal Underwriter shall be at the applicable public offering price determined in the manner set forth in the prospectus and/or statement of additional information of the Fund current at the time of the Fund's acceptance of the order for Shares; provided that Principal Underwriter also shall have the right to sell Shares at net asset value, if such sale is permissible under and consistent with applicable statutes, rules, regulations and orders. All orders shall be subject to acceptance by the Fund, and the Fund reserves the right, in its sole discretion, to reject any order received. The Fund shall not be liable to anyone for failure to accept any order.

         4. On all sales of Shares, the Fund shall receive the current net asset value. Principal Underwriter shall be entitled to receive fees specified in Exhibit B.

         5. Payment to the Fund for Shares shall be in New York or Boston Clearing House funds received by Principal Underwriter within three (3) business days after notice of acceptance of the purchase order and the amount of the applicable public offering price has been given to the purchaser. If such payment is not received within such three-day period, the Fund reserves the right, without further notice, forthwith to cancel its acceptance of any such order. The Fund shall pay such issue taxes as may be required by law in connection with the issuance of the Shares.

         6. Principal Underwriter shall not make in connection with any sale or solicitation of a sale of the Shares any representations concerning the Shares except those contained in the then current prospectus and/or statement of additional information covering the Shares and in printed information approved by the Fund as information supplemental to such prospectus and statement of additional information. Copies of the then current prospectus and statement of additional information and any such printed supplemental information will be supplied by the Fund to Principal Underwriter in reasonable quantities upon request.

         7. Principal Underwriter agrees to comply with the Business Conduct Rules of the National Association of Securities Dealers, Inc.

         8. The Fund appoints Principal Underwriter as its agent to accept orders for redemptions and repurchases of Shares at values and in the manner determined in accordance with the then current prospectus and/or statement of additional information of the Fund.

         9. The Fund agrees to indemnify and hold harmless the Principal Underwriter, its officers and Directors and each person, if any, who controls the Principal Underwriter within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Principal Underwriter, its officers, Directors or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

          a) any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or

         b) any omission or alleged omission to state a material fact required to be stated in the Fund's registration statement, prospectus or statement of additional information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Fund by the Principal Underwriter for use in the Fund's registration statement, prospectus or statement of additional information, such indemnification is not applicable. In no case shall the Fund indemnify the Principal Underwriter or its controlling person as to any amounts incurred for any liability arising out of or based upon any action for which the Principal Underwriter, its officers and Directors or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

         10. The Principal Underwriter agrees to indemnify and hold harmless the Fund, its officers, Trustees and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act against any loss, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Fund, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which

          a) may be based upon any wrongful act by the Principal Underwriter or any of its employees or representatives, or

         b) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by the Principal Underwriter.

         11. The Fund agrees to execute such papers and to do such acts and things as shall from time to time be reasonably requested by Principal Underwriter for the purpose of qualifying the Shares for sale under the so-called "blue sky" laws of any state or for registering Shares under the 1933 Act or the Fund under the Investment Company Act of 1940 ("1940 Act"). Principal Underwriter shall bear the expense of preparing, printing and distributing advertising, sales literature, prospectuses and statements of additional information. The Fund shall bear the expense of registering Shares under the 1933 Act and the Fund under the 1940 Act, qualifying Shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of prospectuses, statements of additional information and reports required to be filed with the Securities and Exchange Commission and other authorities, the preparation, printing and mailing of prospectuses and statements of additional information to shareholders of the Fund, and the direct expenses of the issuance of Shares.

         12. To the extent required by the Fund's 12b-1 Plans, Principal Underwriter shall provide to the Board of Trustees of the Fund in connection with such 12b-1 Plans, not less than quarterly, a written report of the amounts expended pursuant to such 12b-1 Plans and the purposes for which such expenditures were made.

         13. The term of this Agreement shall begin on the date hereof and, unless sooner terminated or continued as provided below, shall expire after two years. This Agreement shall continue in effect after such term if its continuance is specifically approved by a majority of the Trustees of the Fund at least annually in accordance with the 1940 Act and the rules and regulations thereunder.

         This Agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees or by a vote of a majority of the Fund's outstanding Shares on not more than sixty (60) days written notice to any other party to the Agreement; and shall terminate automatically in the event of its assignment (as defined in the 1940 Act).

         14. This Agreement shall be construed in accordance with the laws of The Commonwealth of Massachusetts. All sales hereunder are to be made, and title to the Shares shall pass, in Boston, Massachusetts.

         15. The Fund is a series of a Delaware business trust established under a Declaration of Trust, as it may be amended from time to time. The obligations of the Fund are not personally binding upon, nor shall recourse be had against, the private property of any of the Trustees, shareholders, officers, employees or agents of the Fund, but only the property of the Fund shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers thereunto duly authorized at Boston, Massachusetts, on the day and year first written above.


                       EVERGREEN SELECT MONEY MARKET TRUST

                       By:      /s/ John J. Pileggi

                       EVERGREEN DISTRIBUTOR, INC.

                       By:      /s/ William J. Tomko

                                    EXHIBIT A
                                                       As revised April 1, 2003

         EVERGREEN SELECT MONEY MARKET TRUST
Evergreen Cash Management Money Market Fund
Evergreen Cash Management Municipal Money Market Fund
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund

                                    EXHIBIT B

                                       TO

                        PRINCIPAL UNDERWRITING AGREEMENT

                        FOR INSTITUTIONAL SERVICE SHARES

                                      DATED

                               SEPTEMBER 18, 1997


                             Schedule of Commissions

Institutional Service Shares pay up to 0.25% annually of the average daily net asset shares of a Fund

        EXHIBIT (e)(3) -- Investor Class Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

                        PRINCIPAL UNDERWRITING AGREEMENT
                       EVERGREEN SELECT MONEY MARKET TRUST
                                 INVESTOR SHARES

         AGREEMENT made this 15th day of November, 2000 by and between Evergreen Select Money Market Trust on behalf of its series listed on Exhibit A attached hereto and made a part hereof (such Trust and series referred to herein as "Fund" individually or "Funds" collectively) and Evergreen Distributor, Inc., a Delaware corporation ("Principal Underwriter").

         It is hereby mutually agreed as follows:

         1. The Fund hereby appoints Principal Underwriter a principal underwriter of the Investor shares of beneficial interest of the Fund ("Shares") as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Fund may from time to time agree, Principal Underwriter will act as agent for the Fund and not as principal.

         2. Principal Underwriter will use its best efforts to find purchasers for the Shares, to promote distribution of the Shares and may obtain orders from brokers, dealers or other persons for sales of Shares to them. No such broker, dealer or other person shall have any authority to act as agent for the Fund; such dealer, broker or other person shall act only as principal in the sale of Shares.

         3. Sales of Shares by Principal Underwriter shall be at the applicable public offering price determined in the manner set forth in the prospectus and/or statement of additional information of the Fund current at the time of the Fund's acceptance of the order for Shares; provided that Principal Underwriter also shall have the right to sell Shares at net asset value, if such sale is permissible under and consistent with applicable statutes, rules, regulations and orders. All orders shall be subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. The Fund shall not be liable to anyone for failure to accept any order.

         4. On all sales of Shares, the Fund shall receive the current net asset value, and Principal Underwriter shall be entitled to receive commission payments for sales of the Shares (as set forth on Exhibit B attached hereto and made a part hereof).

         5. The payment provisions of this Agreement shall be applicable to the extent necessary to enable the Fund to comply with the obligation of the Fund to pay Principal Underwriter in accordance with this Agreement with respect to the Shares and shall remain in effect so long as any payments are required to be made by the Fund pursuant to the irrevocable payment instruction under the Master Sale Agreement between Principal Underwriter and Mutual Fund Funding 1994-1 dated as of December 6, 1996 (the "Master Sale Agreement").

         6. Payment to the Fund for Shares shall be in New York or Boston Clearing House funds received by Principal Underwriter within (3) business days after notice of acceptance of the purchase order and the amount of the applicable public offering price has been given to the purchaser. If such payment is not received within such 3-day period, the Fund reserves the right, without further notice, forthwith to cancel its acceptance of any such order. The Fund shall pay such issue taxes as may be required by law in connection with the issue of the Shares.

         7. Principal Underwriter shall not make in connection with any sale or solicitation of a sale of the Shares any representations concerning the Shares except those contained in the then current prospectus and/or statement of additional information covering the Shares and in printed information approved by the Fund as information supplemental to such prospectus and statement of additional information. Copies of the then current prospectus and statement of additional information will be supplied by the Fund to Principal Underwriter in reasonable quantities upon request.

         8. Principal Underwriter agrees to comply with the Business Conduct Rules of the National Association of Securities Dealers, Inc.

         9. The Fund appoints Principal Underwriter as its agent to accept orders for redemptions and repurchases of Shares at values and in the manner determined in accordance with the then current prospectus and/or statement of additional information of the Fund.

         10. The Fund agrees to indemnify and hold harmless the Principal Underwriter, its officers and Directors and each person, if any, who controls the Principal Underwriter within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Principal Underwriter, its officers, Directors or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

          a) any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or

          b) any omission or alleged omission to state a material fact required to be stated in the Fund's registration statement, prospectus or statement of additional information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Fund by the Principal Underwriter for use in the Fund's registration statement, prospectus or statement of additional information, such indemnification is not applicable. In no case shall the Fund indemnify the Principal Underwriter or its controlling person as to any amounts incurred for any liability arising out of or based upon any action for which the Principal Underwriter, its officers and Directors or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

         11. The Principal Underwriter agrees to indemnify and hold harmless the Fund, its officers, Trustees and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act against any loss, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Fund, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which

          a)      may  be  based  upon  any  wrongful   act  by  the   Principal
                  Underwriter or any of its employees or representatives, or

          b)      may be based  upon any  untrue  statement  or  alleged  untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by the Principal Underwriter.

         12. The Fund agrees to execute such papers and to do such acts and things as shall from time to time be reasonably requested by Principal Underwriter for the purpose of qualifying the Shares for sale under the so-called "blue sky" laws of any state or for registering Shares under the 1933 Act or the Fund under the Investment Company Act of 1940 ("1940 Act"). Principal Underwriter shall bear the expense of preparing, printing and distributing advertising, sales literature, prospectuses and statements of additional information. The Fund shall bear the expense of registering Shares under the 1933 Act and the Fund under the 1940 Act, qualifying Shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of prospectuses, statements of additional information and reports required to be filed with the Securities and Exchange Commission and other authorities, the preparation, printing and mailing of prospectuses and statements of additional information to shareholders of the Fund and the direct expenses of the issue of Shares.

         13. To the extent required by the Fund's 12b-1 Plans, Principal Underwriter shall provide to the Board of Trustees of the Fund in connection with such 12b-1 Plans, not less than quarterly, a written report of the amounts expended pursuant to such 12b-1 Plans and the purposes for which such expenditures were made.

         14. This Agreement shall become effective as of the date of the commencement of operations of the Fund and shall remain in force for two years unless sooner terminated or continued as provided below. This Agreement shall continue in effect after such term if its continuance is specifically approved by a majority of the Trustees of the Fund and a majority of the 12b-1 Trustees referred to in the 12b-1 Plans of the Fund ("Rule 12b-1 Trustees") at least annually in accordance with the 1940 Act and the rules and regulations thereunder.

         This Agreement may be terminated at any time, without payment of any penalty, by vote of a majority of any Rule 12b-1 Trustees or by a vote of a majority of the Fund's outstanding Shares on not more than sixty (60) days written notice to any other party to the Agreement; and shall terminate automatically in the event of its assignment (as defined in the 1940 Act).

         15. This Agreement shall be construed in accordance with the laws of The Commonwealth of Massachusetts. All sales hereunder are to be made and title to the Shares shall pass, in Boston, Massachusetts.

         16. The Fund is a series of a Delaware business trust established under a Declaration of Trust, as it may be amended from time to time. The obligations of the Fund are not personally binding upon, nor shall recourse be had against, the private property of any of the Trustees, shareholders, officers, employees or agents of the Fund, but only the property of the Fund shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers thereunto duly authorized at Boston, Massachusetts, as of the day and year first written above.

                                            EVERGREEN SELECT MONEY MARKET TRUST


                                            By: /s/ Michael H. Koonce


                                            EVERGREEN DISTRIBUTOR, INC.

                                            By: /s/ Anthony J. Fischer

                                    EXHIBIT A

                                                        As revised April 1, 2003

         EVERGREEN SELECT MONEY  MARKET TRUST
                Evergreen Cash Management Money Market Fund
                Evergreen Cash Management Municipal Money Market Fund Evergreen Institutional Money Market Fund
                Evergreen Institutional Municipal Money Market Fund
                Evergreen Institutional Treasury Money Market Fund
                Evergreen Institutional U.S. Government Money Market Fund Evergreen Prime Cash Management Money Market Fund

                                                        As revised April 1, 2003


                                    EXHIBIT B

                                       TO

                        PRINCIPAL UNDERWRITING AGREEMENT

                               FOR INVESTOR SHARES

                                      DATED

                                  MAY 15, 2001

                             Schedule of Commissions

     Investor shares pay up to 0.10% annually of the average daily net asset shares of a Fund

      EXHIBIT (e)(4) -- Participant Class Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

                        PRINCIPAL UNDERWRITING AGREEMENT
                       EVERGREEN SELECT MONEY MARKET TRUST
                               PARTICIPANT SHARES

         AGREEMENT made this 15th day of November, 2000 by and between Evergreen Select Money Market Trust on behalf of its series listed on Exhibit A attached hereto and made a part hereof (such Trust and series referred to herein as "Fund" individually or "Funds" collectively) and Evergreen Distributor, Inc., a Delaware corporation ("Principal Underwriter").

         It is hereby mutually agreed as follows:

         1.  The  Fund  hereby  appoints   Principal   Underwriter  a  principal
underwriter  of the  Participant  shares  of  beneficial  interest  of the  Fund
("Shares") as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Fund may from time to time agree, Principal Underwriter will act as agent for the Fund and not as principal.

         2. Principal Underwriter will use its best efforts to find purchasers for the Shares, to promote distribution of the Shares and may obtain orders from brokers, dealers or other persons for sales of Shares to them. No such broker, dealer or other person shall have any authority to act as agent for the Fund; such dealer, broker or other person shall act only as principal in the sale of Shares.

         3. Sales of Shares by Principal Underwriter shall be at the applicable public offering price determined in the manner set forth in the prospectus and/or statement of additional information of the Fund current at the time of the Fund's acceptance of the order for Shares; provided that Principal Underwriter also shall have the right to sell Shares at net asset value, if such sale is permissible under and consistent with applicable statutes, rules, regulations and orders. All orders shall be subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. The Fund shall not be liable to anyone for failure to accept any order.

         4. On all sales of Shares, the Fund shall receive the current net asset value, and Principal Underwriter shall be entitled to receive commission payments for sales of the Shares (as set forth on Exhibit B attached hereto and made a part hereof).

         5. The payment provisions of this Agreement shall be applicable to the extent necessary to enable the Fund to comply with the obligation of the Fund to pay Principal Underwriter in accordance with this Agreement with respect to the Shares and shall remain in effect so long as any payments are required to be made by the Fund pursuant to the irrevocable payment instruction under the Master Sale Agreement between Principal Underwriter and Mutual Fund Funding 1994-1 dated as of December 6, 1996 (the "Master Sale Agreement").

         6. Payment to the Fund for Shares shall be in New York or Boston Clearing House funds received by Principal Underwriter within (3) business days after notice of acceptance of the purchase order and the amount of the applicable public offering price has been given to the purchaser. If such payment is not received within such 3-day period, the Fund reserves the right, without further notice, forthwith to cancel its acceptance of any such order. The Fund shall pay such issue taxes as may be required by law in connection with the issue of the Shares.

         7. Principal Underwriter shall not make in connection with any sale or solicitation of a sale of the Shares any representations concerning the Shares except those contained in the then current prospectus and/or statement of additional information covering the Shares and in printed information approved by the Fund as information supplemental to such prospectus and statement of additional information. Copies of the then current prospectus and statement of additional information will be supplied by the Fund to Principal Underwriter in reasonable quantities upon request.

         8. Principal Underwriter agrees to comply with the Business Conduct Rules of the National Association of Securities Dealers, Inc.

         9. The Fund appoints Principal Underwriter as its agent to accept orders for redemptions and repurchases of Shares at values and in the manner determined in accordance with the then current prospectus and/or statement of additional information of the Fund.

         10. The Fund agrees to indemnify and hold harmless the Principal Underwriter, its officers and Directors and each person, if any, who controls the Principal Underwriter within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Principal Underwriter, its officers, Directors or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

          a) any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or

          b) any omission or alleged omission to state a material fact required to be stated in the Fund's registration statement, prospectus or statement of additional information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Fund by the Principal Underwriter for use in the Fund's registration statement, prospectus or statement of additional information, such indemnification is not applicable. In no case shall the Fund indemnify the Principal Underwriter or its controlling person as to any amounts incurred for any liability arising out of or based upon any action for which the Principal Underwriter, its officers and Directors or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

         11. The Principal Underwriter agrees to indemnify and hold harmless the Fund, its officers, Trustees and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act against any loss, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Fund, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which

          a)      may  be  based  upon  any  wrongful   act  by  the   Principal
                  Underwriter or any of its employees or representatives, or

          b)      may be based  upon any  untrue  statement  or  alleged  untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by the Principal Underwriter.

         12. The Fund agrees to execute such papers and to do such acts and things as shall from time to time be reasonably requested by Principal Underwriter for the purpose of qualifying the Shares for sale under the so-called "blue sky" laws of any state or for registering Shares under the 1933 Act or the Fund under the Investment Company Act of 1940 ("1940 Act"). Principal Underwriter shall bear the expense of preparing, printing and distributing advertising, sales literature, prospectuses and statements of additional information. The Fund shall bear the expense of registering Shares under the 1933 Act and the Fund under the 1940 Act, qualifying Shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of prospectuses, statements of additional information and reports required to be filed with the Securities and Exchange Commission and other authorities, the preparation, printing and mailing of prospectuses and statements of additional information to shareholders of the Fund and the direct expenses of the issue of Shares.

         13. To the extent required by the Fund's 12b-1 Plans, Principal Underwriter shall provide to the Board of Trustees of the Fund in connection with such 12b-1 Plans, not less than quarterly, a written report of the amounts expended pursuant to such 12b-1 Plans and the purposes for which such expenditures were made.

         14. This Agreement shall become effective as of the date of the commencement of operations of the Fund and shall remain in force for two years unless sooner terminated or continued as provided below. This Agreement shall continue in effect after such term if its continuance is specifically approved by a majority of the Trustees of the Fund and a majority of the 12b-1 Trustees referred to in the 12b-1 Plans of the Fund ("Rule 12b-1 Trustees") at least annually in accordance with the 1940 Act and the rules and regulations thereunder.

         This Agreement may be terminated at any time, without payment of any penalty, by vote of a majority of any Rule 12b-1 Trustees or by a vote of a majority of the Fund's outstanding Shares on not more than sixty (60) days written notice to any other party to the Agreement; and shall terminate automatically in the event of its assignment (as defined in the 1940 Act).

         15. This Agreement shall be construed in accordance with the laws of The Commonwealth of Massachusetts. All sales hereunder are to be made and title to the Shares shall pass, in Boston, Massachusetts.

         16. The Fund is a series of a Delaware business trust established under a Declaration of Trust, as it may be amended from time to time. The obligations of the Fund are not personally binding upon, nor shall recourse be had against, the private property of any of the Trustees, shareholders, officers, employees or agents of the Fund, but only the property of the Fund shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers thereunto duly authorized at Boston, Massachusetts, as of the day and year first written above.

                                            EVERGREEN SELECT MONEY MARKET TRUST


                                            By: /s/ Michael H. Koonce


                                            EVERGREEN DISTRIBUTOR, INC.

                                            By: /s/ Anthony J. Fischer

                                   EXHIBIT A
                                                        As revised April 1, 2003


         EVERGREEN SELECT MONEY  MARKET TRUST
Evergreen Cash Management Money Market Fund
Evergreen Cash Management Municipal Money Market Fund
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund

                                                       As revised April 1, 2003


                                    EXHIBIT B

                                       TO

                        PRINCIPAL UNDERWRITING AGREEMENT

                             FOR PARTICIPANT SHARES

                                      DATED

                                  MAY 15, 2001

                             Schedule of Commissions

Participant shares pay up to 0.50 annually of the average daily net asset shares of a Fund

        EXHIBIT (e)(5) -- Reserve Class Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

                        PRINCIPAL UNDERWRITING AGREEMENT
                       EVERGREEN SELECT MONEY MARKET TRUST
                                 RESERVE SHARES

         AGREEMENT made this 15th day of November, 2000 by and between Evergreen Select Money Market Trust on behalf of its series listed on Exhibit A attached hereto and made a part hereof (such Trust and series referred to herein as "Fund" individually or "Funds" collectively) and Evergreen Distributor, Inc., a Delaware corporation ("Principal Underwriter").

         It is hereby mutually agreed as follows:

         1. The Fund hereby appoints Principal Underwriter a principal underwriter of the Reserve shares of beneficial interest of the Fund ("Shares") as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Fund may from time to time agree, Principal Underwriter will act as agent for the Fund and not as principal.

         2. Principal Underwriter will use its best efforts to find purchasers for the Shares, to promote distribution of the Shares and may obtain orders from brokers, dealers or other persons for sales of Shares to them. No such broker, dealer or other person shall have any authority to act as agent for the Fund; such dealer, broker or other person shall act only as principal in the sale of Shares.

         3. Sales of Shares by Principal Underwriter shall be at the applicable public offering price determined in the manner set forth in the prospectus and/or statement of additional information of the Fund current at the time of the Fund's acceptance of the order for Shares; provided that Principal Underwriter also shall have the right to sell Shares at net asset value, if such sale is permissible under and consistent with applicable statutes, rules, regulations and orders. All orders shall be subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. The Fund shall not be liable to anyone for failure to accept any order.

         4. On all sales of Shares, the Fund shall receive the current net asset value, and Principal Underwriter shall be entitled to receive commission payments for sales of the Shares (as set forth on Exhibit B attached hereto and made a part hereof).

         5. The payment provisions of this Agreement shall be applicable to the extent necessary to enable the Fund to comply with the obligation of the Fund to pay Principal Underwriter in accordance with this Agreement with respect to the Shares and shall remain in effect so long as any payments are required to be made by the Fund pursuant to the irrevocable payment instruction under the Master Sale Agreement between Principal Underwriter and Mutual Fund Funding 1994-1 dated as of December 6, 1996 (the "Master Sale Agreement").

         6. Payment to the Fund for Shares shall be in New York or Boston Clearing House funds received by Principal Underwriter within (3) business days after notice of acceptance of the purchase order and the amount of the applicable public offering price has been given to the purchaser. If such payment is not received within such 3-day period, the Fund reserves the right, without further notice, forthwith to cancel its acceptance of any such order. The Fund shall pay such issue taxes as may be required by law in connection with the issue of the Shares.

         7. Principal Underwriter shall not make in connection with any sale or solicitation of a sale of the Shares any representations concerning the Shares except those contained in the then current prospectus and/or statement of additional information covering the Shares and in printed information approved by the Fund as information supplemental to such prospectus and statement of additional information. Copies of the then current prospectus and statement of additional information will be supplied by the Fund to Principal Underwriter in reasonable quantities upon request.

         8. Principal Underwriter agrees to comply with the Business Conduct Rules of the National Association of Securities Dealers, Inc.

         9. The Fund appoints Principal Underwriter as its agent to accept orders for redemptions and repurchases of Shares at values and in the manner determined in accordance with the then current prospectus and/or statement of additional information of the Fund.

         10. The Fund agrees to indemnify and hold harmless the Principal Underwriter, its officers and Directors and each person, if any, who controls the Principal Underwriter within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Principal Underwriter, its officers, Directors or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

          a) any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or

          b) any omission or alleged omission to state a material fact required to be stated in the Fund's registration statement, prospectus or statement of additional information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Fund by the Principal Underwriter for use in the Fund's registration statement, prospectus or statement of additional information, such indemnification is not applicable. In no case shall the Fund indemnify the Principal Underwriter or its controlling person as to any amounts incurred for any liability arising out of or based upon any action for which the Principal Underwriter, its officers and Directors or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

         11. The Principal Underwriter agrees to indemnify and hold harmless the Fund, its officers, Trustees and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act against any loss, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Fund, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which

          a)      may  be  based  upon  any  wrongful   act  by  the   Principal
                  Underwriter or any of its employees or representatives, or

          b)      may be based  upon any  untrue  statement  or  alleged  untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by the Principal Underwriter.

         12. The Fund agrees to execute such papers and to do such acts and things as shall from time to time be reasonably requested by Principal Underwriter for the purpose of qualifying the Shares for sale under the so-called "blue sky" laws of any state or for registering Shares under the 1933 Act or the Fund under the Investment Company Act of 1940 ("1940 Act"). Principal Underwriter shall bear the expense of preparing, printing and distributing advertising, sales literature, prospectuses and statements of additional information. The Fund shall bear the expense of registering Shares under the 1933 Act and the Fund under the 1940 Act, qualifying Shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of prospectuses, statements of additional information and reports required to be filed with the Securities and Exchange Commission and other authorities, the preparation, printing and mailing of prospectuses and statements of additional information to shareholders of the Fund and the direct expenses of the issue of Shares.

         13. To the extent required by the Fund's 12b-1 Plans, Principal Underwriter shall provide to the Board of Trustees of the Fund in connection with such 12b-1 Plans, not less than quarterly, a written report of the amounts expended pursuant to such 12b-1 Plans and the purposes for which such expenditures were made.

         14. This Agreement shall become effective as of the date of the commencement of operations of the Fund and shall remain in force for two years unless sooner terminated or continued as provided below. This Agreement shall continue in effect after such term if its continuance is specifically approved by a majority of the Trustees of the Fund and a majority of the 12b-1 Trustees referred to in the 12b-1 Plans of the Fund ("Rule 12b-1 Trustees") at least annually in accordance with the 1940 Act and the rules and regulations thereunder.

         This Agreement may be terminated at any time, without payment of any penalty, by vote of a majority of any Rule 12b-1 Trustees or by a vote of a majority of the Fund's outstanding Shares on not more than sixty (60) days written notice to any other party to the Agreement; and shall terminate automatically in the event of its assignment (as defined in the 1940 Act).

         15. This Agreement shall be construed in accordance with the laws of The Commonwealth of Massachusetts. All sales hereunder are to be made and title to the Shares shall pass, in Boston, Massachusetts.

         16. The Fund is a series of a Delaware business trust established under a Declaration of Trust, as it may be amended from time to time. The obligations of the Fund are not personally binding upon, nor shall recourse be had against, the private property of any of the Trustees, shareholders, officers, employees or agents of the Fund, but only the property of the Fund shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers thereunto duly authorized at Boston, Massachusetts, as of the day and year first written above.

                                            EVERGREEN SELECT MONEY MARKET TRUST


                                            By: /s/ Michael H. Koonce


                                            EVERGREEN DISTRIBUTOR, INC.

                                            By: /s/ Anthony J. Fischer

                                    EXHIBIT A
                                                        As revised April 1, 2003

         EVERGREENSELECT MONEY  MARKET TRUST
                Evergreen Cash Management Money Market Fund
                Evergreen Cash Management Municipal Money Market Fund Evergreen Institutional Money Market Fund
                Evergreen Institutional Municipal Money Market Fund
                Evergreen Institutional Treasury Money Market Fund
                Evergreen Institutional U.S. Government Money Market Fund Evergreen Prime Cash Management Money Market Fund

                                                        As revised April 1, 2003


                                    EXHIBIT B

                                       TO

                        PRINCIPAL UNDERWRITING AGREEMENT

                               FOR RESERVE SHARES

                                      DATED

                                  MAY 15, 2001

                             Schedule of Commissions

     Reserve shares pay up to 0.65% annually of the average daily net asset shares of a Fund

       EXHIBIT (e)(6) -- Resource Class Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

                        PRINCIPAL UNDERWRITING AGREEMENT
                       EVERGREEN SELECT MONEY MARKET TRUST
                                 RESOURCE SHARES

         AGREEMENT made this 26th day of March, 2001 by and between Evergreen Select Money Market Trust on behalf of its series listed on Exhibit A attached hereto and made a part hereof (such Trust and series referred to herein as "Fund" individually or "Funds" collectively) and Evergreen Distributor, Inc., a Delaware corporation ("Principal Underwriter").

         It is hereby mutually agreed as follows:

         1. The Fund hereby appoints Principal Underwriter a principal underwriter of the Resource shares of beneficial interest of the Fund ("Shares") as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Fund may from time to time agree, Principal Underwriter will act as agent for the Fund and not as principal.

         2. Principal Underwriter will use its best efforts to find purchasers for the Shares, to promote distribution of the Shares and may obtain orders from brokers, dealers or other persons for sales of Shares to them. No such broker, dealer or other person shall have any authority to act as agent for the Fund; such dealer, broker or other person shall act only as principal in the sale of Shares.

         3. Sales of Shares by Principal Underwriter shall be at the applicable public offering price determined in the manner set forth in the prospectus and/or statement of additional information of the Fund current at the time of the Fund's acceptance of the order for Shares; provided that Principal Underwriter also shall have the right to sell Shares at net asset value, if such sale is permissible under and consistent with applicable statutes, rules, regulations and orders. All orders shall be subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. The Fund shall not be liable to anyone for failure to accept any order.

         4. On all sales of Shares, the Fund shall receive the current net asset value, and Principal Underwriter shall be entitled to receive commission payments for sales of the Shares (as set forth on Exhibit B attached hereto and made a part hereof).

         5. The payment provisions of this Agreement shall be applicable to the extent necessary to enable the Fund to comply with the obligation of the Fund to pay Principal Underwriter in accordance with this Agreement with respect to the Shares and shall remain in effect so long as any payments are required to be made by the Fund pursuant to the irrevocable payment instruction under the Master Sale Agreement between Principal Underwriter and Mutual Fund Funding 1994-1 dated as of December 6, 1996 (the "Master Sale Agreement").

         6. Payment to the Fund for Shares shall be in New York or Boston Clearing House funds received by Principal Underwriter within (3) business days after notice of acceptance of the purchase order and the amount of the applicable public offering price has been given to the purchaser. If such payment is not received within such 3-day period, the Fund reserves the right, without further notice, forthwith to cancel its acceptance of any such order. The Fund shall pay such issue taxes as may be required by law in connection with the issue of the Shares.

         7. Principal Underwriter shall not make in connection with any sale or solicitation of a sale of the Shares any representations concerning the Shares except those contained in the then current prospectus and/or statement of additional information covering the Shares and in printed information approved by the Fund as information supplemental to such prospectus and statement of additional information. Copies of the then current prospectus and statement of additional information will be supplied by the Fund to Principal Underwriter in reasonable quantities upon request.

         8. Principal Underwriter agrees to comply with the Business Conduct Rules of the National Association of Securities Dealers, Inc.

         9. The Fund appoints Principal Underwriter as its agent to accept orders for redemptions and repurchases of Shares at values and in the manner determined in accordance with the then current prospectus and/or statement of additional information of the Fund.

         10. The Fund agrees to indemnify and hold harmless the Principal Underwriter, its officers and Directors and each person, if any, who controls the Principal Underwriter within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Principal Underwriter, its officers, Directors or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

          a) any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or

          b) any omission or alleged omission to state a material fact required to be stated in the Fund's registration statement, prospectus or statement of additional information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Fund by the Principal Underwriter for use in the Fund's registration statement, prospectus or statement of additional information, such indemnification is not applicable. In no case shall the Fund indemnify the Principal Underwriter or its controlling person as to any amounts incurred for any liability arising out of or based upon any action for which the Principal Underwriter, its officers and Directors or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

         11. The Principal Underwriter agrees to indemnify and hold harmless the Fund, its officers, Trustees and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act against any loss, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Fund, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which

          a)      may  be  based  upon  any  wrongful   act  by  the   Principal
                  Underwriter or any of its employees or representatives, or

          b)      may be based  upon any  untrue  statement  or  alleged  untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by the Principal Underwriter.

         12. The Fund agrees to execute such papers and to do such acts and things as shall from time to time be reasonably requested by Principal Underwriter for the purpose of qualifying the Shares for sale under the so-called "blue sky" laws of any state or for registering Shares under the 1933 Act or the Fund under the Investment Company Act of 1940 ("1940 Act"). Principal Underwriter shall bear the expense of preparing, printing and distributing advertising, sales literature, prospectuses and statements of additional information. The Fund shall bear the expense of registering Shares under the 1933 Act and the Fund under the 1940 Act, qualifying Shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of prospectuses, statements of additional information and reports required to be filed with the Securities and Exchange Commission and other authorities, the preparation, printing and mailing of prospectuses and statements of additional information to shareholders of the Fund and the direct expenses of the issue of Shares.

         13. To the extent required by the Fund's 12b-1 Plans, Principal Underwriter shall provide to the Board of Trustees of the Fund in connection with such 12b-1 Plans, not less than quarterly, a written report of the amounts expended pursuant to such 12b-1 Plans and the purposes for which such expenditures were made.

         14. This Agreement shall become effective as of the date of the commencement of operations of the Fund and shall remain in force for two years unless sooner terminated or continued as provided below. This Agreement shall continue in effect after such term if its continuance is specifically approved by a majority of the Trustees of the Fund and a majority of the 12b-1 Trustees referred to in the 12b-1 Plans of the Fund ("Rule 12b-1 Trustees") at least annually in accordance with the 1940 Act and the rules and regulations thereunder.

         This Agreement may be terminated at any time, without payment of any penalty, by vote of a majority of any Rule 12b-1 Trustees or by a vote of a majority of the Fund's outstanding Shares on not more than sixty (60) days written notice to any other party to the Agreement; and shall terminate automatically in the event of its assignment (as defined in the 1940 Act).

         15. This Agreement shall be construed in accordance with the laws of The Commonwealth of Massachusetts. All sales hereunder are to be made and title to the Shares shall pass, in Boston, Massachusetts.

         16. The Fund is a series of a Delaware business trust established under a Declaration of Trust, as it may be amended from time to time. The obligations of the Fund are not personally binding upon, nor shall recourse be had against, the private property of any of the Trustees, shareholders, officers, employees or agents of the Fund, but only the property of the Fund shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers thereunto duly authorized at Boston, Massachusetts, as of the day and year first written above.

                                            EVERGREEN SELECT MONEY MARKET TRUST



                                            By: /s/ Michael H. Koonce
                                            Name: Michael H. Koonce
                                            Title: Secretary


                                            EVERGREEN DISTRIBUTOR, INC.


                                            By: /s/ William J. Tomko
                                            Name: William J.Tomko
                                            Title:

                                    EXHIBIT A
                                                        As revised April 1, 2003

         EVERGREEN SELECT MONEY  MARKET TRUST
                Evergreen Cash Management Money Market Fund
                Evergreen Cash Management Municipal Money Market Fund Evergreen Institutional Money Market Fund
                Evergreen Institutional Municipal Money Market Fund
                Evergreen Institutional Treasury Money Market Fund
                Evergreen Institutional U.S. Government Money Market Fund Evergreen Prime Cash Management Money Market Fund

                                                      As revised April 1, 2003

                                    EXHIBIT B

                                       TO

                        PRINCIPAL UNDERWRITING AGREEMENT

                               FOR RESOURCE SHARES

                                      DATED

                                  MAY 15, 2001

                             Schedule of Commissions

     Resource shares pay up to 0.80% annually of the average daily net asset shares of a Fund

        EXHIBIT (g)(3) -- Amended Pricing Schedule to Custodian Agreement between Registrant and State Street Bank and Trust Co.

-------------------------------------
Evergreen Funds

-------------------------------------
-------------------------------------
State Street Basis Point Schedule

-------------------------------------
-------------------------------------
Proposed for 2003-2004

-------------------------------------
-------------------------------------

                   Current Basis Points                               Proposed Basis Points on Assets

----------------------------------------    ---------------------------------------------------------------------------------------
-----------------------------------------   ---------------------------------------------------------------------------------------
Asset Class                   $115-$120B   $115-$120B  $120-$125B  $125-$130B $130-$135B  $135-$140B $140-$145B  $145-$150B  Over
                                                                                                                             $150B
-----------------------------------------  ----------------------------------------------------------------------------------------
-----------------------------------------  ----------------------------------------------------------------------------------------

-----------------------------------------  ----------------------------------------------------------------------------------------
-----------------------------------------  ----------------------------------------------------------------------------------------
Balanced                          2.00        2.20          2.19          2.19       2.18      2.17       2.17     2.16     2.15
-----------------------------------------  ----------------------------------------------------------------------------------------
-----------------------------------------  ----------------------------------------------------------------------------------------
Corporate Debt                    2.40        2.60          2.49          2.49       2.48      2.47       2.47     2.46     2.45
-----------------------------------------  ----------------------------------------------------------------------------------------
-----------------------------------------  ----------------------------------------------------------------------------------------
Equity                            2.15        2.35          2.34          2.34       2.28      2.27       2.22     2.21     2.15
-----------------------------------------  ----------------------------------------------------------------------------------------
-----------------------------------------  ----------------------------------------------------------------------------------------
Money Market                      1.90        2.10          2.09          2.09       2.08      2.07       2.07     2.06     2.05
-----------------------------------------  ----------------------------------------------------------------------------------------
-----------------------------------------  ----------------------------------------------------------------------------------------
Municipal Bond                    2.40        2.60          2.49          2.49       2.48      2.37       2.37     2.26     2.25
-----------------------------------------  ----------------------------------------------------------------------------------------
-----------------------------------------  ----------------------------------------------------------------------------------------
Tax Exempt Money Market           2.40        2.60          2.59          2.49       2.38      2.37       2.37     2.36     2.35
-----------------------------------------  ----------------------------------------------------------------------------------------
-----------------------------------------  ----------------------------------------------------------------------------------------
International - Matured          12.00       12.20         12.19         11.19      11.18     11.17      11.17    11.16    11.15
-----------------------------------------  ----------------------------------------------------------------------------------------
-----------------------------------------  ----------------------------------------------------------------------------------------
International - Emerging         25.00       25.20         25.19         25.19      25.18     25.17      25.17    25.16    25.15
-----------------------------------------  ----------------------------------------------------------------------------------------
-----------------------------------------  ----------------------------------------------------------------------------------------
International - Developing       50.00       50.20         50.19         50.19      50.18     50.17      50.17    50.16    50.15
-----------------------------------------  ----------------------------------------------------------------------------------------
------------------------------------------  ---------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Fees At Current Asset Levels (approx)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Balanced                              $ 602,771        $ 663,049
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Corporate Debt                        3,797,934        4,114,428
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Equity                                3,109,964        3,399,264
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Money Market                         12,837,971       14,189,336
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Municipal Bond                        1,650,702        1,788,261
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Tax Exempt Money Market               1,831,423        1,984,042
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
International - Matured               1,040,086        1,057,420
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
International - Emerging              1,083,422        1,092,090
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
International - Developing            2,166,845        2,175,512
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                   $ 28,121,119     $ 30,463,402
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Out of Pockets                       $1,646,400              $ -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
System Enhancements
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   iTELS                                368,000                -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Wash Sales                           346,000                -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Fees                          $30,481,519     $ 30,463,402
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                     EXHIBIT (j)(4) -- Consent of KPMG LLP
                     Prime Cash Management Money Market Fund

                         CONSENT OF INDEPENDENT AUDITORS



Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We consent to the use of our report dated January 10, 2003 for Evergreen Prime Cash Management Money Market Fund, a portfolio of Evergreen Select Money Market Trust, incorporated herein by reference and to the references to our firm under the captions "FINANCIAL HIGHLIGHTS" in the prospectuses and "Independent Auditors" in the Statement of Additional Information.

/s/ KPMG LLP

Boston, Massachusetts
March 28, 2003

         EXHIBIT (m)(1) -- Administrative Class 12b-1 Distribution Plan between the Registrant and Evergreen Distributor, Inc.

                DISTRIBUTION PLAN OF ADMINISTRATIVE CLASS SHARES
                       EVERGREEN SELECT MONEY MARKET TRUST

         SECTION 1. The Evergreen Select Money Market Trust (the "Trust") individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the "Plan") may act as the distributor of securities which are issued in respect of the Fund's Administrative Class shares ("Shares"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 0.75% of the average daily net asset value of the Shares of the Fund. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by Trust on behalf of each Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The "NASDR"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASDR Rule such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASDR Rule, such payments shall be limited to .25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

         SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements related to this Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

         SECTION 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in Section 3.

         SECTION 5. Any person authorized to direct the disposition of monies paid or payable by Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         SECTION 6. This Plan may be terminated as to any Fund at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding Shares of such Fund.

         SECTION 7. Any agreement related to this Plan shall be in writing and shall provide:

         (a) that such agreement may be terminated as to any Fund at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of such Fund's outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

         (b) that such agreement shall terminate automatically in the event of its assignment.

         SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendments approved by a vote of at least a majority (as defined in the 1940
Act) of the Fund's outstanding Shares and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.

                                    EXHIBIT A

                                                        As revised April 1, 2003

         EVERGREENSELECT MONEY  MARKET TRUST
                Evergreen Cash Management Money Market Fund
                Evergreen Cash Management Municipal Money Market Fund Evergreen Institutional Money Market Fund
                Evergreen Institutional Municipal Money Market Fund
                Evergreen Institutional Treasury Money Market Fund
                Evergreen Institutional U.S. Government Money Market Fund Evergreen Prime Cash Management Money Market Fund

        EXHIBIT (m)(2) -- Institutional Service 12b-1 Distribution Plan Agreement between the Registrant and Evergreen Distributor, Inc.

            DISTRIBUTION PLAN OF INSTITUTIONAL SERVICE CLASS SHARES
                       EVERGREEN SELECT MONEY MARKET TRUST

         SECTION 1. The Evergreen Select Money Market Trust (the "Trust") individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the "Plan") may act as the distributor of securities which are issued in respect of the Fund's Institutional Service Class shares ("Shares"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 0.75% of the average daily net asset value of the Shares of the Fund. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by Trust on behalf of each Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The "NASDR"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASDR Rule such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASDR Rule, such payments shall be limited to .25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

         SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements related to this Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

         SECTION 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in Section 3.

         SECTION 5. Any person authorized to direct the disposition of monies paid or payable by Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         SECTION 6. This Plan may be terminated as to any Fund at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding Shares of such Fund.

         SECTION 7. Any agreement related to this Plan shall be in writing and shall provide:

         (a) that such agreement may be terminated as to any Fund at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of such Fund's outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

         (b) that such agreement shall terminate automatically in the event of its assignment.

         SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendments approved by a vote of at least a majority (as defined in the 1940
Act) of the Fund's outstanding Shares and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.

                                    EXHIBIT A

                                                        As revised April 1, 2003

         EVERGREENSELECT MONEY  MARKET TRUST
                Evergreen Cash Management Money Market Fund
                Evergreen Cash Management Municipal Money Market Fund Evergreen Institutional Money Market Fund
                Evergreen Institutional Municipal Money Market Fund
                Evergreen Institutional Treasury Money Market Fund
                Evergreen Institutional U.S. Government Money Market Fund Evergreen Prime Cash Management Money Market Fund

            EXHIBIT (m)(3) -- Investor Class 12b-1 Distribution Plan
             between the Registrant and Evergreen Distributor, Inc.

                   DISTRIBUTION PLAN OF INVESTOR CLASS SHARES
                       EVERGREEN SELECT MONEY MARKET TRUST


         SECTION 1. The Evergreen Select Money Market Trust (the "Trust") individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the "Plan") may act as the distributor of securities which are issued in respect of the Fund's Investor Class shares ("Shares"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 0.75% of the average daily net asset value of the Shares of the Fund. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by Trust on behalf of each Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The "NASDR"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASDR Rule such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASDR Rule, such payments shall be limited to .25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

         SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements related to this Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

         SECTION 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in Section 3.

         SECTION 5. Any person authorized to direct the disposition of monies paid or payable by Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         SECTION 6. This Plan may be terminated as to any Fund at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding Shares of such Fund.

         SECTION 7. Any agreement related to this Plan shall be in writing and shall provide:

         (a) that such agreement may be terminated as to any Fund at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of such Fund's outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

         (b) that such agreement shall terminate automatically in the event of its assignment.

         SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendments approved by a vote of at least a majority (as defined in the 1940
Act) of the Fund's outstanding Shares and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.

                                    EXHIBIT A

                                                        As revised April 1, 2003

         EVERGREENSELECT MONEY  MARKET TRUST
                Evergreen Cash Management Money Market Fund
                Evergreen Cash Management Municipal Money Market Fund Evergreen Institutional Money Market Fund
                Evergreen Institutional Municipal Money Market Fund
                Evergreen Institutional Treasury Money Market Fund
                Evergreen Institutional U.S. Government Money Market Fund Evergreen Prime Cash Management Money Market Fund

          EXHIBIT (m)(4) -- Participant Class 12b-1 Distribution Plan between the Registrant and Evergreen Distributor, Inc.

                  DISTRIBUTION PLAN OF PARTICIPANT CLASS SHARES
                       EVERGREEN SELECT MONEY MARKET TRUST

         SECTION 1. The Evergreen Select Money Market Trust (the "Trust") individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the "Plan") may act as the distributor of securities which are issued in respect of the Fund's Participant Class shares ("Shares"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 0.75% of the average daily net asset value of the Shares of the Fund. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by Trust on behalf of each Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The "NASDR"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASDR Rule such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASDR Rule, such payments shall be limited to .25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

         SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements related to this Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

         SECTION 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in Section 3.

         SECTION 5. Any person authorized to direct the disposition of monies paid or payable by Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         SECTION 6. This Plan may be terminated as to any Fund at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding Shares of such Fund.

         SECTION 7. Any agreement related to this Plan shall be in writing and shall provide:

         (a) that such agreement may be terminated as to any Fund at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of such Fund's outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

         (b) that such agreement shall terminate automatically in the event of its assignment.

         SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendments approved by a vote of at least a majority (as defined in the 1940
Act) of the Fund's outstanding Shares and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.

                                    EXHIBIT A

                                                        As revised April 1, 2003

         EVERGREENSELECT MONEY  MARKET TRUST
                Evergreen Cash Management Money Market Fund
                Evergreen Cash Management Municipal Money Market Fund Evergreen Institutional Money Market Fund
                Evergreen Institutional Municipal Money Market Fund
                Evergreen Institutional Treasury Money Market Fund
                Evergreen Institutional U.S. Government Money Market Fund Evergreen Prime Cash Management Money Market Fund

            EXHIBIT (m)(5) -- Reserve Class 12b-1 Distribution Plan
             between the Registrant and Evergreen Distributor, Inc.

                    DISTRIBUTION PLAN OF RESERVE CLASS SHARES
                       EVERGREEN SELECT MONEY MARKET TRUST

         SECTION 1. The Evergreen Select Money Market Trust (the "Trust") individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the "Plan") may act as the distributor of securities which are issued in respect of the Fund's Reserve Class shares ("Shares"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 0.75% of the average daily net asset value of the Shares of the Fund. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by Trust on behalf of each Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The "NASDR"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASDR Rule such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASDR Rule, such payments shall be limited to .25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

         SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements related to this Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

         SECTION 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in Section 3.

         SECTION 5. Any person authorized to direct the disposition of monies paid or payable by Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         SECTION 6. This Plan may be terminated as to any Fund at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding Shares of such Fund.

         SECTION 7. Any agreement related to this Plan shall be in writing and shall provide:

         (a) that such agreement may be terminated as to any Fund at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of such Fund's outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

         (b) that such agreement shall terminate automatically in the event of its assignment.

         SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendments approved by a vote of at least a majority (as defined in the 1940
Act) of the Fund's outstanding Shares and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.

                                    EXHIBIT A

                                                        As revised April 1, 2003

         EVERGREENSELECT MONEY  MARKET TRUST
                Evergreen Cash Management Money Market Fund
                Evergreen Cash Management Municipal Money Market Fund Evergreen Institutional Money Market Fund
                Evergreen Institutional Municipal Money Market Fund
                Evergreen Institutional Treasury Money Market Fund
                Evergreen Institutional U.S. Government Money Market Fund Evergreen Prime Cash Management Money Market Fund

            EXHIBIT (m)(6) -- Resource Class 12b-1 Distribution Plan
             between the Registrant and Evergreen Distributor, Inc.

                   DISTRIBUTION PLAN OF RESOURCE CLASS SHARES
                       EVERGREEN SELECT MONEY MARKET TRUST

         SECTION 1. The Evergreen Select Money Market Trust (the "Trust") individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the "Plan") may act as the distributor of securities which are issued in respect of the Fund's Resource Class shares ("Shares"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 1.00% of the average daily net asset value of the Shares of the Fund. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by Trust on behalf of each Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The "NASDR"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASDR Rule such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASDR Rule, such payments shall be limited to .25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

         SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements related to this Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

         SECTION 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in Section 3.

         SECTION 5. Any person authorized to direct the disposition of monies paid or payable by Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         SECTION 6. This Plan may be terminated as to any Fund at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding Shares of such Fund.

         SECTION 7. Any agreement related to this Plan shall be in writing and shall provide:

         (a) that such agreement may be terminated as to any Fund at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of such Fund's outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

         (b) that such agreement shall terminate automatically in the event of its assignment.

         SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendments approved by a vote of at least a majority (as defined in the 1940
Act) of the Fund's outstanding Shares and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.

                                    EXHIBIT A

                                                        As revised April 1, 2003

         EVERGREENSELECT MONEY  MARKET TRUST
                Evergreen Cash Management Money Market Fund
                Evergreen Cash Management Municipal Money Market Fund Evergreen Institutional Money Market Fund
                Evergreen Institutional Municipal Money Market Fund
                Evergreen Institutional Treasury Money Market Fund
                Evergreen Institutional U.S. Government Money Market Fund Evergreen Prime Cash Management Money Market Fund

                                  COVER LETTER

                                                                  March 28, 2003


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:       Evergreen Select Money Market Trust (the "Trust")
                 Evergreen Prime Cash Management Money Market Fund
                   Post-Effective Amendment No. 25 to Registration Statement No. 333-37227/811-08405

Ladies and Gentlemen:

     On behalf of the Evergreen Select Money Market Trust, a Delaware statutory trust (the "Registrant"), I submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

     This  Amendment  is being filed  pursuant to Rule 485(b) under the 1933 Act
(i) for the purpose of adding Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares to the Fund (ii) for the purpose of bringing the Fund's Institutional share class' financial statements up to date pursuant to Section 10(a)(3) of the 1933 Act and (iii) to make such other non-material changes as the Trust may deem appropriate.

         To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

         If you have any questions or would like further information, please call me at (617) 210-3682.

                                                 Sincerely yours,

                                                 /s/ Maureen E. Towle

                                                 Maureen E. Towle

Enclosure